American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
May 31, 2022

Avantis® Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Brazil — 6.6%
3R Petroleum Oleo E Gas SA(1)	70,866	732,585
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	36,000	26,891
AES Brasil Energia SA	100,200	224,328
Aliansce Sonae Shopping Centers SA	54,530	220,298
Alliar Medicos A Frente SA(1)	10,800	45,222
Alpargatas SA, Preference Shares	3,700	17,096
Alupar Investimento SA	40,900	230,208
Ambev SA, ADR	490,283	1,451,238
Americanas SA	24,743	104,958
Arezzo Industria e Comercio SA	7,300	123,434
Armac Locacao Logistica E Servicos SA	7,300	21,120
Atacadao SA	54,300	221,539
Auren Energia SA	105,283	307,926
Azul SA, ADR(1)	11,628	148,024
B3 SA - Brasil Bolsa Balcao	609,200	1,629,216
Banco ABC Brasil SA, Preference Shares	39,110	133,643
Banco BMG SA, Preference Shares	46,900	26,941
Banco Bradesco SA	213,798	753,065
Banco Bradesco SA, ADR	776,948	3,302,029
Banco BTG Pactual SA	140,600	743,153
Banco do Brasil SA	160,190	1,231,958
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	122,800	264,847
Banco Inter SA	8,100	20,998
Banco Inter SA, Preference Shares	21,300	18,824
Banco Pan SA, Preference Shares	40,800	68,679
Banco Santander Brasil SA, ADR(2)	69,026	490,775
BB Seguridade Participacoes SA	101,100	564,367
Bemobi Mobile Tech SA	19,600	57,737
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	39,200	60,872
Boa Vista Servicos SA	20,600	26,007
BR Malls Participacoes SA	399,400	709,290
BR Properties SA	107,100	197,409
BrasilAgro - Co. Brasileira de Propriedades Agricolas	36,000	244,972
Braskem SA, ADR	27,581	521,281
BRF SA, ADR(1)	200,893	646,875
C&A MODAS SA(1)	27,000	17,555
Camil Alimentos SA	43,500	86,862
CCR SA	389,300	1,082,083
Centrais Eletricas Brasileiras SA, ADR(2)	62,811	552,109
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	392,696
Cia Brasileira de Aluminio	30,800	102,849
Cia Brasileira de Distribuicao, ADR	113,097	488,579
Cia de Locacao das Americas	97,900	523,844
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	71,128	684,963
Cia de Saneamento de Minas Gerais-COPASA	99,100	278,791
Cia de Saneamento do Parana	55,100	232,223
Cia de Saneamento do Parana, Preference Shares	450,200	380,807
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	43,900	224,186

Cia Energetica de Minas Gerais, ADR	339,365	838,233
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	19,200	221,308
Cia Paranaense de Energia, ADR	69,231	526,848
Cia Paranaense de Energia, Preference Shares	426,600	660,651
Cia Siderurgica Nacional SA, ADR(2)	290,024	1,310,908
Cielo SA(1)	419,700	347,060
Clear Sale SA(1)	38,200	36,733
Cogna Educacao(1)	13,700	7,697
Construtora Tenda SA(1)	33,700	35,596
Cosan SA	94,996	432,150
CPFL Energia SA	39,000	274,577
Cristal Pigmentos do Brasil SA, Preference Shares	2,000	16,387
Cury Construtora e Incorporadora SA	44,100	61,521
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,200	256,946
Desktop - Sigmanet Comunicacao Multimidia S.A	17,400	33,756
Dexco SA	135,610	319,868
Dexxos Participacoes SA	17,400	34,598
Direcional Engenharia SA(1)	14,000	32,374
EcoRodovias Infraestrutura e Logistica SA(1)	124,200	191,819
EDP - Energias do Brasil SA	52,100	235,694
Embraer SA, ADR(1)	72,609	777,642
Enauta Participacoes SA	80,400	396,878
Energisa SA	16,300	151,732
Eneva SA(1)	103,400	340,711
Engie Brasil Energia SA	61,800	568,515
Equatorial Energia SA	65,800	327,716
Eternit SA	36,400	97,729
Eucatex SA Industria e Comercio, Preference Shares	16,500	35,899
Even Construtora e Incorporadora SA	47,100	51,435
Ez Tec Empreendimentos e Participacoes SA	49,900	170,829
Fleury SA	43,200	138,620
Fras-Le SA	25,137	52,733
Gafisa SA(1)	76,300	23,440
Gerdau SA, ADR	332,792	2,030,031
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR(2)	3,647	6,820
Gol Linhas Aereas Inteligentes SA, ADR(2)	11,371	69,249
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	22,120	67,860
GPS Participacoes e Empreendimentos SA	5,200	15,077
Grendene SA	44,600	80,800
Grupo SBF SA	7,300	36,742
Guararapes Confeccoes SA(1)	29,400	54,500
Hapvida Participacoes e Investimentos SA	203,685	286,720
Hidrovias do Brasil SA(1)	35,200	23,553
Hypera SA	12,800	103,961
Iguatemi SA	55,980	234,990
Iguatemi SA	100,000	53,866
Industrias Romi SA	10,966	32,765
Infracommerce CXAAS SA(1)	17,600	18,702
Instituto Hermes Pardini SA	14,100	60,494
International Meal Co. Alimentacao SA, Class A(1)	63,300	28,103
Iochpe Maxion SA	64,800	202,067
Irani Papel e Embalagem SA	27,700	42,839
IRB Brasil Resseguros S/A(1)	194,096	120,479
Itau Unibanco Holding SA, ADR	787,575	4,315,911
JBS SA	156,100	1,172,257

JHSF Participacoes SA	125,400	184,701
Kepler Weber SA	29,400	127,435
Klabin SA	263,100	1,232,862
Lavvi Empreendimentos Imobiliarios Ltda	44,580	48,308
Light SA	71,000	114,286
Localiza Rent a Car SA	94,730	1,142,927
LOG Commercial Properties e Participacoes SA	29,400	142,096
Log-in Logistica Intermodal SA(1)	27,967	199,607
Lojas Renner SA	92,400	515,024
LPS Brasil Consultoria de Imoveis SA	47,300	30,355
M Dias Branco SA	16,700	91,221
Magazine Luiza SA	135,700	105,932
Mahle-Metal Leve SA	10,400	57,158
Marcopolo SA, Preference Shares	182,300	110,472
Marfrig Global Foods SA	131,800	432,627
Marisa Lojas SA(1)	43,087	21,849
Metalurgica Gerdau SA, Preference Shares	126,100	323,173
Mills Estruturas e Servicos de Engenharia SA	105,400	166,775
Minerva SA	77,600	231,369
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	17,708
Movida Participacoes SA	107,300	405,941
MRV Engenharia e Participacoes SA	113,900	231,273
Multilaser Industrial SA	57,100	57,670
Multiplan Empreendimentos Imobiliarios SA	109,100	552,324
Natura & Co. Holding SA	51,756	178,163
Odontoprev SA	85,140	179,862
Omega Energia SA(1)	63,009	142,125
Oncoclinicas do Brasil Servicos Medicos SA(1)	21,600	25,406
Petro Rio SA(1)	168,800	987,039
Petroleo Brasileiro SA, ADR	368,736	5,118,056
Petroleo Brasileiro SA, ADR Preference Shares	471,841	5,931,041
Petroreconcavo SA	44,200	262,919
Porto Seguro SA	25,400	110,791
Portobello SA	24,300	43,001
Positivo Tecnologia SA	60,400	95,826
Qualicorp Consultoria e Corretora de Seguros SA	50,200	118,303
Raia Drogasil SA	88,000	382,178
Randon SA Implementos e Participacoes, Preference Shares	53,400	113,934
Rede D'Or Sao Luiz SA	15,900	120,742
Rumo SA	181,600	673,661
Santos Brasil Participacoes SA	122,100	188,575
Sao Martinho SA	85,200	903,173
Sendas Distribuidora SA, ADR(2)	53,872	889,965
Ser Educacional SA	19,800	33,538
SIMPAR SA	94,900	238,221
Sinqia SA	2,400	9,701
SLC Agricola SA	33,880	394,722
StoneCo Ltd., A Shares(1)	48,590	487,844
Sul America SA	113,927	643,642
Suzano SA, ADR(2)	154,940	1,730,680
SYN prop e tech SA	61,800	65,408
Taurus Armas SA, Preference Shares	31,600	133,181
Telefonica Brasil SA, ADR(2)	36,836	395,619
TIM SA, ADR	56,697	845,919
TOTVS SA	107,500	636,511

Transmissora Alianca de Energia Eletrica SA	92,100	783,690
Trisul SA	18,100	14,815
Tupy SA	23,900	115,312
Ultrapar Participacoes SA, ADR(2)	182,514	547,542
Unipar Carbocloro SA, Class B Preference Shares	29,160	620,805
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	229,000	529,549
Vale SA, ADR	742,981	13,410,807
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,600	65,352
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,000	55,978
Via S/A(1)	269,300	176,226
Vibra Energia SA	217,700	889,114
Vivara Participacoes SA	8,900	46,199
Vulcabras Azaleia SA	16,100	39,365
WEG SA	119,800	639,515
Wiz Solucoes e Corretagem de Seguros SA	29,400	54,191
XP, Inc., Class A(1)	8,935	202,020
YDUQS Participacoes SA	48,300	164,233
		85,679,293
Chile — 0.6%
Aguas Andinas SA, A Shares	872,574	178,703
Banco de Chile	5,359,986	550,099
Banco de Credito e Inversiones SA	8,182	301,820
Banco Santander Chile, ADR	27,514	547,254
Besalco SA	44,236	16,218
CAP SA	36,755	464,853
Cencosud SA	477,789	745,920
Cencosud Shopping SA	63,751	66,558
Cia Cervecerias Unidas SA, ADR	20,801	291,422
Cia Sud Americana de Vapores SA	3,138,368	429,572
Colbun SA	2,085,916	158,268
Embotelladora Andina SA, Class B Preference Shares	138,451	272,959
Empresa Nacional de Telecomunicaciones SA	60,805	225,362
Empresas CMPC SA	360,300	611,923
Empresas COPEC SA	66,758	528,404
Enel Americas SA, ADR(2)	50,174	275,957
Enel Chile SA	7,016,298	182,364
Engie Energia Chile SA	182,950	87,707
Falabella SA	59,522	169,448
Forus SA	124	175
Grupo Security SA	164,860	25,818
Inversiones Aguas Metropolitanas SA	50,459	24,901
Itau CorpBanca Chile SA	44,740,341	112,376
Parque Arauco SA	199,799	193,558
Ripley Corp. SA	194,258	35,138
Sociedad Quimica y Minera de Chile SA, ADR	13,366	1,419,068
Vina Concha y Toro SA	27,825	43,900
		7,959,745
China — 27.3%
360 DigiTech, Inc., ADR	51,052	803,048
361 Degrees International Ltd.(1)	331,000	165,438
3SBio, Inc.(1)	492,000	365,558
A-Living Smart City Services Co. Ltd.	234,250	373,459
AAC Technologies Holdings, Inc.(2)	249,500	542,658
AAG Energy Holdings Ltd.	745,000	149,092
Agile Group Holdings Ltd.(2)	588,000	249,294

Agora, Inc., ADR(1)	1,677	10,213
Agricultural Bank of China Ltd., H Shares	4,509,000	1,717,023
Air China Ltd., H Shares(1)(2)	54,000	39,395
AK Medical Holdings Ltd.(2)	36,000	21,361
AKM Industrial Co. Ltd.	320,000	73,508
Alibaba Group Holding Ltd., ADR(1)	200,434	19,251,686
Alibaba Health Information Technology Ltd.(1)(2)	150,000	76,406
Alibaba Pictures Group Ltd.(1)	1,030,000	90,569
Aluminum Corp. of China Ltd., H Shares(1)	1,374,000	612,598
Angang Steel Co. Ltd., H Shares	32,000	13,517
Anhui Conch Cement Co. Ltd., H Shares	445,500	2,256,487
Anhui Expressway Co. Ltd., H Shares	268,000	231,268
ANTA Sports Products Ltd.	224,600	2,546,869
Anton Oilfield Services Group(1)	330,000	19,183
Ascletis Pharma, Inc.(1)	64,000	31,830
Asia Cement China Holdings Corp.	188,500	115,828
Autohome, Inc., ADR	29,392	1,068,105
BAIC Motor Corp. Ltd., H Shares	266,000	85,359
Baidu, Inc., ADR(1)	33,737	4,734,988
BAIOO Family Interactive Ltd.	448,000	27,053
Bank of China Ltd., H Shares	16,839,000	6,731,748
Bank of Chongqing Co. Ltd., H Shares	216,000	125,462
Bank of Communications Co. Ltd., H Shares	2,138,000	1,456,119
BBMG Corp., H Shares	181,000	26,506
BeiGene Ltd., ADR(1)	3,518	482,740
Beijing Capital International Airport Co. Ltd., H Shares(1)	394,000	230,827
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	31,750	34,779
Beijing Energy International Holding Co. Ltd.(1)	70,000	2,273
Beijing Enterprises Clean Energy Group Ltd.(1)(2)	7,260,000	76,674
Beijing Enterprises Holdings Ltd.	187,000	654,665
Beijing Enterprises Urban Resources Group Ltd.(1)	580,000	59,136
Beijing Enterprises Water Group Ltd.	1,388,000	459,846
Beijing Jingneng Clean Energy Co. Ltd., H Shares	250,000	60,506
Beijing North Star Co. Ltd., H Shares	4,000	535
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	127,000	166,926
Bilibili, Inc., ADR(1)(2)	2,934	65,575
Binjiang Service Group Co. Ltd.	36,000	112,861
BOC Aviation Ltd.	149,600	1,233,904
BOE Varitronix Ltd.	79,000	95,769
Bosideng International Holdings Ltd.(2)	1,702,000	905,734
BYD Co. Ltd., H Shares	144,000	5,117,951
BYD Electronic International Co. Ltd.(2)	216,500	480,491
C&D International Investment Group Ltd.	23,980	51,587
C&D Property Management Group Co. Ltd.	132,000	67,242
Cabbeen Fashion Ltd.	104,000	30,990
Canaan, Inc., ADR(1)(2)	4,029	15,068
Canadian Solar, Inc.(1)	27,330	876,200
CanSino Biologics, Inc., H Shares(1)	12,200	122,866
Canvest Environmental Protection Group Co. Ltd.	204,000	100,986
Cathay Media And Education Group, Inc.	96,000	13,735
Central China Management Co. Ltd.	117,000	17,012
Central China New Life Ltd.(1)	65,000	27,604
Central China Real Estate Ltd.(2)	218,000	16,654
CGN Mining Co. Ltd.(2)	1,105,000	113,849
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	53,400	66,612

Chaowei Power Holdings Ltd.	168,000	36,778
Cheerwin Group Ltd.	115,000	33,904
Chen Lin Education Group Holdings Ltd.(1)	70,000	19,348
China Automotive Systems, Inc.(1)	5,187	13,694
China BlueChemical Ltd., H Shares	1,230,000	432,692
China Bohai Bank Co. Ltd., H Shares(2)	1,012,500	167,520
China Cinda Asset Management Co. Ltd., H Shares	3,657,000	619,782
China CITIC Bank Corp. Ltd., H Shares	3,077,000	1,489,337
China Coal Energy Co. Ltd., H Shares	1,138,000	1,041,405
China Communications Services Corp. Ltd., H Shares	1,718,000	804,518
China Conch Environment Protection Holdings Ltd.(1)	378,500	248,886
China Conch Venture Holdings Ltd.	633,500	1,647,918
China Construction Bank Corp., H Shares	18,454,000	13,680,241
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,614,000	561,183
China Dongxiang Group Co. Ltd.	1,053,000	57,637
China East Education Holdings Ltd.(2)	126,500	59,654
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	116,000	41,296
China Education Group Holdings Ltd.	470,000	324,540
China Energy Development Holdings Ltd.(1)	4,000	70
China Everbright Bank Co. Ltd., H Shares	1,092,000	358,650
China Everbright Environment Group Ltd.	2,621,000	1,575,651
China Everbright Greentech Ltd.(2)	198,000	52,950
China Everbright Ltd.	498,000	456,282
China Everbright Water Ltd. (Singapore)(2)	138,500	29,219
China Feihe Ltd.	1,570,000	1,584,570
China Foods Ltd.	282,000	97,736
China Galaxy Securities Co. Ltd., H Shares	1,207,500	665,670
China Gas Holdings Ltd.	567,000	844,799
China General Education Group Ltd.(1)	60,000	27,817
China Glass Holdings Ltd.	622,000	114,686
China Hanking Holdings Ltd.	175,000	30,081
China Harmony Auto Holding Ltd.	269,500	120,034
China High Speed Transmission Equipment Group Co. Ltd.(1)	157,000	89,811
China Hongqiao Group Ltd.(2)	1,096,000	1,358,405
China International Capital Corp. Ltd., H Shares	572,000	1,089,142
China Isotope & Radiation Corp.	14,400	35,229
China Kepei Education Group Ltd.	130,000	27,065
China Lesso Group Holdings Ltd.	696,000	893,657
China Life Insurance Co. Ltd., ADR(2)	211,452	1,621,837
China Lilang Ltd.	164,000	79,110
China Longyuan Power Group Corp. Ltd., H Shares	1,447,000	3,081,264
China Maple Leaf Educational Systems Ltd.(1)	230,000	10,405
China Medical System Holdings Ltd.	882,000	1,303,304
China Meidong Auto Holdings Ltd.	204,000	731,996
China Mengniu Dairy Co. Ltd.(1)	875,000	4,479,998
China Merchants Bank Co. Ltd., H Shares	707,000	4,471,758
China Merchants Land Ltd.(1)	148,000	12,815
China Merchants Port Holdings Co. Ltd.	815,545	1,547,541
China Minsheng Banking Corp. Ltd., H Shares(2)	1,784,000	690,945
China Modern Dairy Holdings Ltd.(2)	1,636,000	235,235
China Molybdenum Co. Ltd., H Shares	345,000	168,811
China National Building Material Co. Ltd., H Shares	2,546,000	3,211,456
China New Higher Education Group Ltd.	391,000	121,813
China Oil & Gas Group Ltd.(1)	280,000	12,978
China Oriental Group Co. Ltd.	374,000	98,045

China Pacific Insurance Group Co. Ltd., H Shares	654,600	1,527,158
China Petroleum & Chemical Corp., ADR	54,445	2,855,640
China Pioneer Pharma Holdings Ltd.	123,000	37,448
China Power International Development Ltd.	1,470,000	746,195
China Railway Group Ltd., H Shares	1,411,000	975,224
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	50,061
China Rare Earth Holdings Ltd.(1)	604,000	46,147
China Reinsurance Group Corp., H Shares	302,000	26,560
China Renaissance Holdings Ltd.(1)	100,700	125,546
China Resources Beer Holdings Co. Ltd.	236,000	1,470,910
China Resources Cement Holdings Ltd.	1,680,000	1,327,967
China Resources Gas Group Ltd.	162,000	677,794
China Resources Land Ltd.	1,044,000	4,646,548
China Resources Medical Holdings Co. Ltd.	293,500	161,470
China Resources Mixc Lifestyle Services Ltd.	141,000	694,930
China Resources Pharmaceutical Group Ltd.	433,500	239,414
China Resources Power Holdings Co. Ltd.	1,008,000	2,072,964
China Risun Group Ltd.	988,000	488,514
China Sanjiang Fine Chemicals Co. Ltd.(2)	248,000	44,869
China SCE Group Holdings Ltd.(2)	496,000	73,278
China Shengmu Organic Milk Ltd.(1)	113,000	5,304
China Shenhua Energy Co. Ltd., H Shares	987,500	3,297,877
China Shineway Pharmaceutical Group Ltd.	102,000	76,715
China Shuifa Singyes Energy Holdings Ltd.	306,000	51,501
China Silver Group Ltd.(1)	420,000	25,684
China South City Holdings Ltd.	1,532,000	128,666
China Southern Airlines Co. Ltd., H Shares(1)(2)	282,000	155,621
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	185,744
China Suntien Green Energy Corp. Ltd., H Shares	958,000	558,182
China Taiping Insurance Holdings Co. Ltd.	1,008,800	1,158,467
China Tobacco International HK Co. Ltd.	34,000	50,950
China Tower Corp. Ltd., H Shares	15,236,000	1,785,192
China Traditional Chinese Medicine Holdings Co. Ltd.	1,434,000	757,003
China Travel International Investment Hong Kong Ltd.(1)	704,000	131,029
China Vanke Co. Ltd., H Shares	343,500	758,987
China Vast Industrial Urban Development Co. Ltd.	5,000	1,210
China Water Affairs Group Ltd.	272,000	270,652
China Wood Optimization Holding Ltd.(1)	8,000	918
China Xinhua Education Group Ltd.	45,000	7,417
China XLX Fertiliser Ltd.	417,000	344,709
China Yongda Automobiles Services Holdings Ltd.	641,000	662,613
China Youran Dairy Group Ltd.(1)	201,000	80,418
China Yuchai International Ltd.	4,954	52,017
China Yuhua Education Corp. Ltd.	678,000	96,863
China ZhengTong Auto Services Holdings Ltd.(1)	574,000	40,977
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	244,485
CIFI Ever Sunshine Services Group Ltd.	274,000	317,472
CIFI Holdings Group Co. Ltd.	799,631	346,819
CIMC Enric Holdings Ltd.(2)	82,000	86,080
CIMC Vehicles Group Co. Ltd., Class H	20,000	13,457
CITIC Ltd.	1,880,000	2,108,432
CITIC Securities Co. Ltd., H Shares	679,450	1,470,568
CMGE Technology Group Ltd.	412,000	108,139
COFCO Joycome Foods Ltd.(1)(2)	2,295,000	937,207
Cogobuy Group(1)(2)	198,000	55,953

Concord New Energy Group Ltd.	2,120,000	210,628
Consun Pharmaceutical Group Ltd.	108,000	55,912
Coolpad Group Ltd.(1)	1,854,000	39,271
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	136,000	86,242
COSCO SHIPPING Holdings Co. Ltd., Class H(1)(2)	763,249	1,350,502
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	24,885
COSCO SHIPPING Ports Ltd.	673,118	507,553
Country Garden Holdings Co. Ltd.(2)	1,995,339	1,247,604
Country Garden Services Holdings Co. Ltd.	225,000	889,700
CPMC Holdings Ltd.	165,000	68,069
Crazy Sports Group Ltd.(1)(2)	902,000	34,995
CSPC Pharmaceutical Group Ltd.	4,377,760	4,677,526
CSSC Hong Kong Shipping Co. Ltd.(2)	498,000	91,105
DaFa Properties Group Ltd.(2)	31,000	2,254
Dali Foods Group Co. Ltd.	820,000	412,978
Daqo New Energy Corp., ADR(1)	41,891	2,048,470
Datang International Power Generation Co. Ltd., H Shares	184,000	32,780
Dexin China Holdings Co. Ltd.(1)	50,000	16,366
DiDi Global, Inc., ADR(1)	17,169	33,480
Differ Group Holding Co. Ltd.(1)(2)	1,958,000	529,138
Digital China Holdings Ltd.	277,000	130,499
Dogness International Corp., Class A(1)	16,605	66,420
Dongfeng Motor Group Co. Ltd., Class H	1,098,000	862,312
Dongyue Group Ltd.	952,000	1,208,035
DouYu International Holdings Ltd., ADR(1)(2)	16,143	20,824
Duiba Group Ltd.(1)	119,600	12,757
Dynagreen Environmental Protection Group Co. Ltd., H Shares	40,000	16,729
E-House China Enterprise Holdings Ltd.(2)	622,200	54,630
Ebang International Holdings, Inc., A Shares(1)	17,067	13,652
Edvantage Group Holdings Ltd.	144,000	42,956
ENN Energy Holdings Ltd.	115,000	1,759,504
Essex Bio-technology Ltd.	120,000	50,290
EVA Precision Industrial Holdings Ltd.(2)	1,018,000	189,018
Everest Medicines Ltd.(1)	26,000	73,075
Excellence Commercial Property & Facilities Management Group Ltd.	72,000	35,288
Fanhua, Inc., ADR(2)	23,222	119,129
FIH Mobile Ltd.(1)	996,000	128,399
FinVolution Group, ADR	69,325	291,858
Fire Rock Holdings Ltd.(1)(2)	186,000	13,274
First Tractor Co. Ltd., H Shares(2)	158,000	76,935
Flat Glass Group Co. Ltd., H Shares(2)	39,000	162,116
Fosun International Ltd.	677,000	686,441
Fountain SET Holdings Ltd.	36,000	4,954
Fu Shou Yuan International Group Ltd.	795,000	553,612
Fufeng Group Ltd.	1,032,000	483,715
Fuyao Glass Industry Group Co. Ltd., H Shares	159,200	770,016
Ganfeng Lithium Co. Ltd., H Shares	12,200	156,374
GCL New Energy Holdings Ltd.(1)(2)	638,000	12,744
GCL-Poly Energy Holdings Ltd.(1)(2)	3,342,000	1,198,493
Geely Automobile Holdings Ltd.	1,412,000	2,695,038
Gemdale Properties & Investment Corp. Ltd.	2,336,000	226,157
Genertec Universal Medical Group Co. Ltd.	286,500	183,637
GF Securities Co. Ltd., H Shares	376,800	497,735
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	855
Global Cord Blood Corp.(1)	18,571	46,613

Glorious Property Holdings Ltd.(1)	130,000	3,517
Glory Land Co. Ltd.(1)	17,000	474
Glory Sun Financial Group Ltd.(1)(2)	5,680,000	24,593
Goodbaby International Holdings Ltd.(1)	338,000	46,621
Grand Baoxin Auto Group Ltd.(1)	22,000	1,681
Grand Pharmaceutical Group Ltd.	778,000	426,037
Great Wall Motor Co. Ltd., H Shares	548,500	985,840
Greatview Aseptic Packaging Co. Ltd.	139,000	36,091
Greenland Hong Kong Holdings Ltd.	137,000	26,366
Greentown China Holdings Ltd.	146,000	252,780
Greentown Management Holdings Co. Ltd.	60,000	43,499
GreenTree Hospitality Group Ltd., ADR	1,753	7,520
Guangzhou Automobile Group Co. Ltd., H Shares	340,000	321,558
Guangzhou R&F Properties Co. Ltd., H Shares(2)	958,400	339,854
Guotai Junan Securities Co. Ltd., H Shares(1)	69,200	89,463
Haidilao International Holding Ltd.(2)	156,000	309,423
Haier Smart Home Co. Ltd., H Shares	496,200	1,764,156
Hainan Meilan International Airport Co. Ltd., H Shares(1)	106,000	214,559
Haitian International Holdings Ltd.	375,000	961,931
Haitong Securities Co. Ltd., H Shares	1,097,600	777,343
Hangzhou Tigermed Consulting Co. Ltd., H Shares	10,900	105,088
Hansoh Pharmaceutical Group Co. Ltd.	102,000	183,484
Harbin Electric Co. Ltd., H Shares	416,000	116,303
HC Group, Inc.(1)	7,500	450
Hebei Construction Group Corp. Ltd., H Shares	36,000	4,530
Hello Group, Inc., ADR	98,736	600,315
Hengan International Group Co. Ltd.	383,000	1,896,399
Hi Sun Technology China Ltd.(1)(2)	363,000	42,992
Hilong Holding Ltd.(1)	671,000	72,253
Hisense Home Appliances Group Co. Ltd., H Shares	111,000	115,437
Hollysys Automation Technologies Ltd.	37,411	570,144
Homeland Interactive Technology Ltd.(1)(2)	142,000	25,334
Honworld Group Ltd.(1)	7,500	2,934
Hope Education Group Co. Ltd.	1,860,000	112,406
Hopson Development Holdings Ltd.(2)	204,500	333,138
Hua Medicine(1)	21,500	10,716
Huabao International Holdings Ltd.(2)	172,000	92,498
Huadian Power International Corp. Ltd., H Shares	132,000	47,234
Huaneng Power International, Inc., H Shares	970,000	492,385
Huatai Securities Co. Ltd., H Shares	759,000	1,062,278
Huaxi Holdings Co. Ltd.	4,000	714
Huazhong In-Vehicle Holdings Co. Ltd.(2)	248,000	82,153
Huazhu Group Ltd., ADR	40,964	1,331,330
Huijing Holdings Co. Ltd.	542,000	131,244
HUYA, Inc., ADR(1)	9,434	39,906
I-Mab, ADR(1)(2)	2,742	23,855
iDreamSky Technology Holdings Ltd.(1)(2)	158,000	107,255
IMAX China Holding, Inc.	32,000	35,217
Industrial & Commercial Bank of China Ltd., H Shares	10,676,000	6,393,006
Inke Ltd.(1)	296,000	48,046
International Alliance Financial Leasing Co. Ltd.(1)	30,000	14,144
iQIYI, Inc., ADR(1)(2)	84,238	345,376
IVD Medical Holding Ltd.	3,000	806
JD Health International, Inc.(1)	10,150	64,425
JD.com, Inc., ADR	65,273	3,663,121

JD.com, Inc., Class A	36,345	1,020,944
JH Educational Technology, Inc.(1)	102,000	45,326
Jiangsu Expressway Co. Ltd., H Shares	454,000	468,559
Jiangxi Copper Co. Ltd., H Shares	495,000	801,095
Jiayuan International Group Ltd.	60,000	2,676
Jinchuan Group International Resources Co. Ltd.	2,216,000	236,522
Jingrui Holdings Ltd.	10,000	751
Jinke Smart Services Group Co. Ltd., H Shares(2)	38,500	93,840
JinkoSolar Holding Co. Ltd., ADR(1)(2)	12,505	766,181
Jinxin Fertility Group Ltd.(1)	461,500	362,056
Jiumaojiu International Holdings Ltd.	196,000	459,409
JNBY Design Ltd.	93,500	102,747
JOYY, Inc., ADR(2)	36,727	1,556,858
Jutal Offshore Oil Services Ltd.	186,000	18,458
Kaisa Prosperity Holdings Ltd.(1)	26,500	14,884
Kandi Technologies Group, Inc.(1)	17,258	46,424
Kangji Medical Holdings Ltd.(2)	123,500	105,454
Kanzhun Ltd., ADR(1)	3,060	61,873
Kasen International Holdings Ltd.(1)	146,000	8,864
KE Holdings, Inc., ADR(1)	73,246	981,496
Kingboard Holdings Ltd.	293,500	1,404,221
Kingboard Laminates Holdings Ltd.	416,000	697,722
Kingsoft Corp. Ltd.	320,000	1,071,300
Koolearn Technology Holding Ltd.(1)(2)	6,000	2,823
Kuaishou Technology(1)	6,700	64,871
Kunlun Energy Co. Ltd.	996,000	853,654
KWG Group Holdings Ltd.(2)	388,500	121,969
KWG Living Group Holdings Ltd.	255,249	79,514
Lee & Man Paper Manufacturing Ltd.	415,000	201,515
Lenovo Group Ltd.	1,880,000	1,852,380
Leoch International Technology Ltd.(1)	122,000	10,269
LexinFintech Holdings Ltd., ADR(1)	64,339	129,965
Li Auto, Inc., ADR(1)	171,252	4,293,288
Li Ning Co. Ltd.	560,000	4,369,217
Lifetech Scientific Corp.(1)	308,000	94,990
Logan Group Co. Ltd.	211,000	58,617
Longfor Group Holdings Ltd.	530,500	2,639,876
Lonking Holdings Ltd.	1,295,000	337,844
Lufax Holding Ltd., ADR	71,216	447,949
Luokung Technology Corp.(1)	25,975	10,102
Luoyang Glass Co. Ltd., H Shares(1)(2)	138,000	214,171
Luye Pharma Group Ltd.(1)(2)	562,500	176,306
LVGEM China Real Estate Investment Co. Ltd.(1)	320,000	34,992
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	22,930
Maoyan Entertainment(1)(2)	173,200	137,585
Medlive Technology Co. Ltd.(1)	11,500	13,089
Meitu, Inc.(1)(2)	1,750,000	209,645
Meituan, Class B(1)	239,500	5,619,892
Metallurgical Corp. of China Ltd., H Shares	198,000	49,958
Midea Real Estate Holding Ltd.	128,200	202,613
Minsheng Education Group Co. Ltd.	254,000	18,919
Minth Group Ltd.	314,000	813,097
MMG Ltd.(1)	2,428,000	1,028,916
Mobvista, Inc.(1)	43,000	26,866
Mulsanne Group Holding Ltd.(1)(2)	87,500	41,953

Nam Tai Property, Inc.(1)	9,475	39,937
NetDragon Websoft Holdings Ltd.	214,500	431,015
NetEase, Inc., ADR	91,284	9,468,889
New China Life Insurance Co. Ltd., H Shares	265,300	694,143
New Oriental Education & Technology Group, Inc., ADR(1)	97,665	1,275,505
Newborn Town, Inc.(1)	100,000	34,361
Nexteer Automotive Group Ltd.	681,000	439,719
Nine Dragons Paper Holdings Ltd.	853,000	765,683
NIO, Inc., ADR(1)	55,823	970,762
Niu Technologies, ADR(1)(2)	7,189	56,290
Noah Holdings Ltd., ADR(1)	21,873	401,588
Nongfu Spring Co. Ltd., H Shares(2)	375,000	2,087,864
People's Insurance Co. Group of China Ltd., H Shares	2,393,000	752,833
PetroChina Co. Ltd., ADR(2)	49,070	2,560,963
Pharmaron Beijing Co. Ltd., H Shares	12,300	148,338
PICC Property & Casualty Co. Ltd., H Shares	2,392,000	2,316,310
Pinduoduo, Inc., ADR(1)	34,048	1,714,317
Ping An Insurance Group Co. of China Ltd., H Shares	1,388,782	8,892,131
Poly Property Group Co. Ltd.	1,158,000	277,249
Poly Property Services Co. Ltd.	49,200	322,927
Postal Savings Bank of China Co. Ltd., H Shares	1,759,000	1,306,459
Pou Sheng International Holdings Ltd.(1)	171,000	18,059
Powerlong Commercial Management Holdings Ltd.	96,000	76,144
Powerlong Real Estate Holdings Ltd.(2)	327,000	87,841
Prinx Chengshan Holdings Ltd.	4,500	4,157
Q Technology Group Co. Ltd.(1)	220,000	151,823
Qudian, Inc., ADR(1)(2)	69,556	58,865
Radiance Holdings Group Co. Ltd.	320,000	162,823
Redco Properties Group Ltd.(2)	44,000	11,041
Redsun Properties Group Ltd.	396,000	121,600
ReneSola Ltd., ADR(1)	12,150	57,955
Road King Infrastructure Ltd.	27,000	20,800
Ronshine China Holdings Ltd.	202,500	53,911
Sany Heavy Equipment International Holdings Co. Ltd.	365,000	367,336
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	165,000	42,073
Seazen Group Ltd.	774,000	327,917
Shandong Gold Mining Co. Ltd., H Shares	140,500	248,708
Shandong Molong Petroleum Machinery Co. Ltd., H Shares(1)	27,200	11,176
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	782,000	867,511
Shanghai Electric Group Co. Ltd., H Shares	208,000	51,942
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	42,500	178,852
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	60,000	212,880
Shanghai Industrial Holdings Ltd.	239,000	359,086
Shanghai Industrial Urban Development Group Ltd.	403,600	34,452
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	230,700	375,620
Shenzhen Expressway Corp. Ltd., H Shares	172,000	181,822
Shenzhen International Holdings Ltd.	773,000	744,336
Shenzhen Investment Ltd.	1,130,000	243,013
Shenzhou International Group Holdings Ltd.	160,600	2,204,851
Shimao Group Holdings Ltd.(2)	245,000	137,998
Shimao Services Holdings Ltd.(1)(2)	148,000	79,213
Shoucheng Holdings Ltd.	232,800	33,503
Shougang Fushan Resources Group Ltd.	1,937,249	837,339
Shui On Land Ltd.	2,340,500	330,903
Sihuan Pharmaceutical Holdings Group Ltd.(2)	788,000	113,242

Simcere Pharmaceutical Group Ltd.	114,000	135,900
Sino Biopharmaceutical Ltd.	4,847,500	2,717,703
Sino-Ocean Group Holding Ltd.	2,123,500	375,959
Sinolink Worldwide Holdings Ltd.(1)	118,000	3,455
Sinopec Engineering Group Co. Ltd., H Shares	509,000	259,797
Sinopec Kantons Holdings Ltd.	356,000	121,377
Sinopec Shanghai Petrochemical Co. Ltd., ADR	3,184	62,088
Sinopharm Group Co. Ltd., H Shares	304,000	751,923
Sinotrans Ltd., H Shares	138,000	43,750
Sinotruk Hong Kong Ltd.	265,000	375,842
Skyfame Realty Holdings Ltd.	158,000	1,872
Skyworth Group Ltd.	884,924	451,502
SOHO China Ltd.(1)(2)	514,000	97,505
Sohu.com Ltd., ADR(1)(2)	13,582	196,260
South Manganese Investment Ltd.(1)(2)	1,045,000	121,071
SSY Group Ltd.	812,000	367,983
Sun King Technology Group Ltd.	628,000	189,841
Sunny Optical Technology Group Co. Ltd.	192,900	3,044,297
Sunpower Group Ltd.(2)	104,600	30,825
Suoxinda Holdings Ltd.(1)	28,000	6,480
SY Holdings Group Ltd.(2)	48,000	39,328
TCL Electronics Holdings Ltd.	290,000	141,705
Tencent Holdings Ltd.	539,300	24,655,913
Tian Ge Interactive Holdings Ltd.(1)	9,000	918
Tian Lun Gas Holdings Ltd.	187,500	110,885
Tiangong International Co. Ltd.(2)	890,000	294,453
Tianneng Power International Ltd.(2)	342,000	326,864
Tianyun International Holdings Ltd.(1)	84,000	16,378
Tibet Water Resources Ltd.(1)	19,000	1,099
Times China Holdings Ltd.(2)	75,000	21,629
Tingyi Cayman Islands Holding Corp.	1,066,000	1,884,471
Tong Ren Tang Technologies Co. Ltd., H Shares	337,000	252,266
Tongcheng Travel Holdings Ltd.(1)	304,800	584,374
Tongda Group Holdings Ltd.(1)	2,745,000	48,964
Tongdao Liepin Group(1)	7,000	10,689
Topsports International Holdings Ltd.	794,000	586,837
Towngas Smart Energy Co. Ltd.(1)	365,000	182,110
TravelSky Technology Ltd., H Shares	100,000	162,649
Trigiant Group Ltd.(1)	28,000	1,624
Trip.com Group Ltd., ADR(1)	102,029	2,250,760
Truly International Holdings Ltd.	1,236,000	354,896
Tsingtao Brewery Co. Ltd., H Shares	90,000	776,175
Uni-President China Holdings Ltd.	862,000	694,873
United Strength Power Holdings Ltd.(2)	21,000	28,734
Up Fintech Holding Ltd., ADR(1)(2)	6,568	26,797
Uxin Ltd., ADR(1)(2)	4,755	1,997
Vinda International Holdings Ltd.(2)	184,000	460,478
Vipshop Holdings Ltd., ADR(1)	165,373	1,537,969
VNET Group, Inc., ADR(1)	14,025	79,241
Want Want China Holdings Ltd.	2,660,000	2,647,123
Wasion Holdings Ltd.	82,000	27,262
Weibo Corp., ADR(1)	22,821	502,062
Weichai Power Co. Ltd., H Shares	444,000	684,754
Weiqiao Textile Co., H Shares	80,000	20,020
West China Cement Ltd.	2,090,000	316,970

Wharf Holdings Ltd.(The)	429,000	1,434,462
Wison Engineering Services Co. Ltd.(1)	19,000	755
Wuling Motors Holdings Ltd.(2)	800,000	128,348
WuXi AppTec Co. Ltd., H Shares	25,304	312,734
Wuxi Biologics Cayman, Inc.(1)	270,500	2,000,242
X Financial, ADR(1)	464	1,290
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	377,500	173,141
Ximei Resources Holding Ltd.(1)	35,000	19,949
Xin Point Holdings Ltd.	57,000	16,297
Xingda International Holdings Ltd.	154,482	29,124
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	146,000	99,946
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	344,000	562,728
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	129,000	21,768
Xinte Energy Co. Ltd., H Shares	201,200	472,273
Xinyi Energy Holdings Ltd.	158,000	86,924
Xinyi Solar Holdings Ltd.	1,636,976	2,905,632
XPeng, Inc., Class A, ADR(1)	27,808	653,488
XTEP International Holdings Ltd.	723,000	1,041,751
Yadea Group Holdings Ltd.(2)	680,000	1,103,964
Yankuang Energy Group Co. Ltd., H Shares(2)	816,000	2,680,624
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	71,000	47,614
Yihai International Holding Ltd.(1)(2)	126,000	390,538
Youdao, Inc., ADR(1)(2)	2,573	13,277
YuanShengTai Dairy Farm Ltd.(1)	190,000	5,571
Yuexiu Property Co. Ltd.	774,400	841,025
Yuexiu Transport Infrastructure Ltd.	618,000	382,555
Yum China Holdings, Inc.	147,157	6,689,757
Yuzhou Group Holdings Co. Ltd.(2)	263,955	15,800
Zengame Technology Holding Ltd.	150,000	29,302
Zepp Health Corp., ADR	1,207	2,462
Zhaojin Mining Industry Co. Ltd., H Shares	894,500	773,572
Zhejiang Expressway Co. Ltd., H Shares	844,000	744,884
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	73,200	78,173
Zhenro Properties Group Ltd.(2)	482,000	34,971
Zhenro Services Group Ltd.	124,000	12,468
Zhong An Group Ltd.(1)	415,000	14,782
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	10,034
Zhongliang Holdings Group Co. Ltd.	269,500	69,650
Zhongsheng Group Holdings Ltd.	214,000	1,517,665
Zhongyu Energy Holdings Ltd.	175,000	159,894
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	457,500	240,959
Zhuguang Holdings Group Co. Ltd.	616,000	95,051
Zijin Mining Group Co. Ltd., H Shares	1,648,000	2,225,952
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	447,200	275,374
ZTO Express Cayman, Inc., ADR	114,529	3,085,411
		351,914,510
Colombia — 0.3%
Banco Davivienda SA, Preference Shares	24,226	234,870
Bancolombia SA	37,189	447,057
Bancolombia SA, ADR	17,129	769,264
Cementos Argos SA	18,987	27,700
Corp. Financiera Colombiana SA(1)	24,838	168,661
Ecopetrol SA, ADR(2)	47,265	798,779
Empresa de Telecomunicaciones de Bogota(1)	18,600	752
Grupo Argos SA	159,091	571,377

Interconexion Electrica SA ESP	78,459	494,895
		3,513,355
Czech Republic — 0.2%
CEZ AS	29,335	1,429,350
Komercni banka AS	13,292	413,737
Moneta Money Bank AS	117,549	391,293
		2,234,380
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	400,804	803,392
Greece — 0.4%
Alpha Services and Holdings SA(1)	456,912	484,192
Athens Water Supply & Sewage Co. SA	3,091	23,488
Ellaktor SA(1)	50,516	92,061
Eurobank Ergasias Services and Holdings SA, Class A(1)	455,504	509,647
Fourlis Holdings SA(1)	2,838	9,842
GEK Terna Holding Real Estate Construction SA(1)	10,321	110,650
Hellenic Exchanges - Athens Stock Exchange SA	8,827	34,688
Hellenic Petroleum Holdings SA	15,901	113,572
Hellenic Telecommunications Organization SA	20,237	383,788
Holding Co. ADMIE IPTO SA	6,638	16,228
Intracom Holdings SA(1)	19,243	32,052
JUMBO SA	31,097	516,864
LAMDA Development SA(1)	8,171	55,786
Motor Oil Hellas Corinth Refineries SA	21,551	378,986
Mytilineos SA	11,184	199,370
National Bank of Greece SA(1)	141,333	538,066
OPAP SA	14,282	213,219
Piraeus Financial Holdings SA(1)	169,308	214,425
Public Power Corp. SA(1)	42,251	278,339
Terna Energy SA	7,045	136,415
Titan Cement International SA(1)	13,395	177,840
Viohalco SA	30,134	127,493
		4,647,011
Hong Kong†
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,301
Brilliance China Automotive Holdings Ltd.(1)	338,000	154,200
China Zhongwang Holdings Ltd.(1)	525,200	112,440
		267,941
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	79,956	81,532
MOL Hungarian Oil & Gas PLC	172,202	1,235,513
OTP Bank Nyrt	31,000	738,491
Richter Gedeon Nyrt	12,719	248,828
		2,304,364
India — 15.2%
63 Moons Technologies Ltd.	6,904	16,033
Aarti Drugs Ltd.	9,663	52,809
Aarti Industries Ltd.	7,452	72,662
ACC Ltd.	26,254	739,608
Accelya Solutions India Ltd.	1,465	17,795
Action Construction Equipment Ltd.	9,606	24,343
Adani Enterprises Ltd.	39,537	1,097,582
Adani Green Energy Ltd.(1)	22,025	533,496
Adani Ports & Special Economic Zone Ltd.	98,774	936,438
Adani Power Ltd.(1)	51,167	211,450

Adani Total Gas Ltd.	25,719	794,537
Adani Transmission Ltd.(1)	79,311	2,089,969
Aditya Birla Capital Ltd.(1)	239,350	309,208
Advanced Enzyme Technologies Ltd.	16,916	61,995
Aegis Logistics Ltd.	70,113	195,677
Affle India Ltd.(1)	3,390	45,603
AGI Greenpac Ltd.	34,439	101,122
AIA Engineering Ltd.	9,387	274,412
Ajanta Pharma Ltd.	7,965	175,465
Akzo Nobel India Ltd.	1,400	33,137
Alembic Ltd.	12,271	10,857
Alembic Pharmaceuticals Ltd.	35,995	338,600
Alkyl Amines Chemicals	4,913	172,183
Allcargo Logistics Ltd.	46,735	191,583
Alok Industries Ltd.(1)	45,160	13,109
Amara Raja Batteries Ltd.	63,768	411,299
Ambika Cotton Mills Ltd.	1,427	33,150
Ambuja Cements Ltd.	141,561	670,558
Amrutanjan Health Care Ltd.	2,916	30,807
Anant Raj Ltd.	26,202	17,959
Andhra Sugars Ltd.	26,768	46,922
Apar Industries Ltd.	6,218	57,895
Apcotex Industries Ltd.	6,865	53,605
APL Apollo Tubes Ltd.(1)	57,999	697,087
Apollo Hospitals Enterprise Ltd.	31,815	1,624,189
Apollo Tyres Ltd.	149,572	418,515
Aptech Ltd.	7,681	22,481
Arvind Ltd.(1)	83,750	107,244
Ashok Leyland Ltd.	49,812	87,657
Ashoka Buildcon Ltd.(1)	37,620	39,626
Asian Paints Ltd.	28,362	1,036,623
Astec Lifesciences Ltd.	1,514	35,788
Aster DM Healthcare Ltd.(1)	81,019	207,609
Astral Ltd.	10,504	233,352
AstraZeneca Pharma India Ltd.	328	12,683
Atul Ltd.	2,495	261,116
AU Small Finance Bank Ltd.(1)	23,516	377,789
Aurobindo Pharma Ltd.	111,130	758,417
Avadh Sugar & Energy Ltd.	7,220	57,244
Avanti Feeds Ltd.	12,625	69,434
Avenue Supermarts Ltd.(1)	7,242	369,012
Axis Bank Ltd., GDR(1)	37,051	1,631,221
Bajaj Auto Ltd.	8,785	434,899
Bajaj Consumer Care Ltd.	33,298	58,374
Bajaj Electricals Ltd.(1)	11,821	150,180
Bajaj Finance Ltd.	16,494	1,282,614
Bajaj Finserv Ltd.	3,898	645,195
Bajaj Hindusthan Sugar Ltd.(1)	570,901	102,722
Balaji Amines Ltd.	3,447	141,757
Balkrishna Industries Ltd.	19,897	595,487
Balmer Lawrie & Co. Ltd.	12,135	17,929
Balrampur Chini Mills Ltd.	93,289	483,832
Bandhan Bank Ltd.	216,160	900,660
BASF India Ltd.	3,328	108,841
Bata India Ltd.	12,210	293,928

Bayer CropScience Ltd.	2,143	148,940
BEML Ltd.	1,894	34,331
Berger Paints India Ltd.	18,465	145,229
Bhansali Engineering Polymers Ltd.	11,499	16,894
Bharat Electronics Ltd.	504,162	1,519,964
Bharat Forge Ltd.	39,007	351,987
Bharat Heavy Electricals Ltd.(1)	304,098	199,532
Bharat Petroleum Corp. Ltd.	294,093	1,232,358
Bharat Rasayan Ltd.	356	55,073
Bharti Airtel Ltd.(1)	232,596	2,090,846
Bharti Airtel Ltd.(1)	16,614	70,761
Biocon Ltd.(1)	44,815	192,121
Birla Corp. Ltd.	10,916	136,415
Birlasoft Ltd.	75,089	356,495
Blue Dart Express Ltd.	1,832	176,247
Blue Star Ltd.	26,553	348,283
Bombay Burmah Trading Co.	7,835	100,128
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	2,369
Borosil Renewables Ltd.(1)	2,629	21,985
Bosch Ltd.	489	91,706
Brigade Enterprises Ltd.	63,410	377,182
Brightcom Group Ltd.	274,527	226,071
Britannia Industries Ltd.	22,802	1,065,740
BSE Ltd.	21,447	207,719
Butterfly Gandhimathi Appliances Ltd.	1,687	30,549
Can Fin Homes Ltd.	38,328	237,035
Canara Bank(1)	131,359	343,638
Capacit'e Infraprojects Ltd.(1)	19,339	28,911
Caplin Point Laboratories Ltd.	7,672	73,201
Capri Global Capital Ltd.	100	864
Carborundum Universal Ltd.	26,856	248,320
Care Ratings Ltd.	12,011	73,043
Castrol India Ltd.	157,671	220,305
CCL Products India Ltd.	42,599	193,312
Ceat Ltd.	7,793	101,357
Central Depository Services India Ltd.	5,186	83,305
Century Enka Ltd.	6,013	38,091
Century Plyboards India Ltd.	23,590	173,716
Century Textiles & Industries Ltd.	18,862	193,201
Cera Sanitaryware Ltd.	2,532	136,704
CESC Ltd.	127,560	127,670
Chalet Hotels Ltd.(1)	8,387	31,982
Chambal Fertilisers and Chemicals Ltd.	119,555	557,781
Chennai Petroleum Corp. Ltd.(1)	46,465	167,225
Cholamandalam Financial Holdings Ltd.	3,258	26,106
Cholamandalam Investment and Finance Co. Ltd.	108,190	941,659
Cigniti Technologies Ltd.	3,206	18,992
Cipla Ltd.	124,345	1,587,326
City Union Bank Ltd.	199,286	357,902
Coal India Ltd.	466,429	1,159,690
Cochin Shipyard Ltd.	24,665	102,422
Coforge Ltd.	4,049	203,785
Colgate-Palmolive India Ltd.	31,764	663,797
Computer Age Management Services Ltd.	1,912	57,003
Confidence Petroleum India Ltd.	38,839	27,817

Container Corp. of India Ltd.	66,818	558,265
Coromandel International Ltd.	62,152	754,055
Cosmo Films Ltd.	8,736	189,325
CreditAccess Grameen Ltd.(1)	34,517	472,848
CRISIL Ltd.	2,195	95,806
Crompton Greaves Consumer Electricals Ltd.	73,110	338,242
Cummins India Ltd.	29,478	388,974
Cyient Ltd.	25,627	257,194
Dabur India Ltd.	64,578	430,861
Dalmia Bharat Ltd.	22,527	392,514
Dalmia Bharat Sugar & Industries Ltd.	9,431	46,333
DB Corp. Ltd.	18,592	19,391
DCB Bank Ltd.(1)	76,842	82,021
DCM Shriram Ltd.	34,620	441,257
Deccan Cements Ltd.	2,682	16,703
Deepak Fertilisers & Petrochemicals Corp. Ltd.	50,683	420,706
Deepak Nitrite Ltd.	28,082	719,099
Delta Corp. Ltd.	21,685	60,475
DEN Networks Ltd.(1)	50,404	23,368
DFM Foods Ltd.	4,696	12,417
Dhampur Bio Organics Ltd.(1)	14,248	4,808
Dhampur Sugar Mills Ltd.	14,248	45,242
Dhani Services Ltd.(1)	48,019	30,848
Dhanuka Agritech Ltd.	3,413	30,696
Dilip Buildcon Ltd.	11,891	34,687
Dish TV India Ltd.(1)	427,132	71,874
Dishman Carbogen Amcis Ltd.(1)	16,627	25,113
Divi's Laboratories Ltd.	14,183	653,762
Dixon Technologies India Ltd.	4,584	226,371
DLF Ltd.	70,353	310,938
Dolat Algotech Ltd.	16,966	16,711
Dollar Industries Ltd.	6,412	38,445
Dr Reddy's Laboratories Ltd., ADR	30,920	1,711,422
Dwarikesh Sugar Industries Ltd.	53,478	75,206
eClerx Services Ltd.	5,636	146,552
Edelweiss Financial Services Ltd.	119,701	84,020
Eicher Motors Ltd.	34,874	1,242,974
EID Parry India Ltd.	63,545	453,524
EIH Ltd.(1)	32,352	56,113
Elecon Engineering Co. Ltd.	37,000	93,487
Electrosteel Castings Ltd.	150,505	67,465
Emami Ltd.	60,140	321,467
Endurance Technologies Ltd.	7,032	117,834
Engineers India Ltd.	181,197	145,158
EPL Ltd.	50,090	105,546
Equitas Holdings Ltd.(1)	122,426	146,272
Eris Lifesciences Ltd.	8,852	76,031
Escorts Ltd.	32,530	682,583
Ester Industries Ltd.	21,161	36,965
Eveready Industries India Ltd.(1)	23,380	94,492
Everest Industries Ltd.	6,868	50,026
Everest Kanto Cylinder Ltd.	14,324	32,913
Excel Industries Ltd.	2,396	39,731
Exide Industries Ltd.	175,128	329,488
FDC Ltd.(1)	11,851	37,497

Federal Bank Ltd.	805,781	918,293
FIEM Industries Ltd.	2,287	29,647
Filatex India Ltd.	19,510	28,152
Fine Organic Industries Ltd.	1,757	109,846
Finolex Cables Ltd.	22,911	109,240
Finolex Industries Ltd.	89,019	178,772
Firstsource Solutions Ltd.	31,653	45,129
Force Motors Ltd.	1,685	22,924
Fortis Healthcare Ltd.(1)	6,563	20,019
Future Consumer Ltd.(1)	738,951	19,344
Gabriel India Ltd.	15,306	23,293
GAIL India Ltd.	420,281	795,947
Galaxy Surfactants Ltd.	3,257	120,422
Ganesha Ecosphere Ltd.	2,544	20,789
Garden Reach Shipbuilders & Engineers Ltd.	26,723	89,002
Gateway Rail Freight Ltd.	127,972	124,451
General Insurance Corp. of India(1)	46,922	72,053
Genus Power Infrastructures Ltd.	50,411	56,592
Geojit Financial Services Ltd.	18,976	12,130
GHCL Ltd.	63,552	526,128
GIC Housing Finance Ltd.	9,147	14,982
GlaxoSmithKline Pharmaceuticals Ltd.	1,211	23,543
Glenmark Pharmaceuticals Ltd.	85,518	431,373
Globus Spirits Ltd.	6,451	84,544
GMR Infrastructure Ltd.(1)	141,365	68,847
GMR Power and Urban Infra Ltd.(1)	14,136	3,660
Godawari Power and Ispat Ltd.	41,518	158,080
Godrej Agrovet Ltd.	886	6,119
Godrej Consumer Products Ltd.(1)	21,348	210,789
Godrej Properties Ltd.(1)	2,480	44,589
Gokaldas Exports Ltd.(1)	19,364	109,919
Granules India Ltd.	91,156	315,659
Graphite India Ltd.	33,367	189,677
Grasim Industries Ltd.	71,891	1,314,878
Great Eastern Shipping Co. Ltd.	73,892	376,458
Greaves Cotton Ltd.	63,140	124,542
Greenpanel Industries Ltd.	36,834	230,938
Greenply Industries Ltd.	47,311	107,415
Gufic Biosciences Ltd.	21,615	62,919
Gujarat Alkalies & Chemicals Ltd.	15,153	155,600
Gujarat Ambuja Exports Ltd.	48,679	210,067
Gujarat Fluorochemicals Ltd.	5,413	200,359
Gujarat Gas Ltd.	28,039	201,074
Gujarat Industries Power Co. Ltd.	24,476	26,649
Gujarat Mineral Development Corp. Ltd.	53,625	107,052
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	63,798	543,094
Gujarat Pipavav Port Ltd.	190,970	197,080
Gujarat State Fertilizers & Chemicals Ltd.	162,062	346,291
Gujarat State Petronet Ltd.	107,329	350,100
Happiest Minds Technologies Ltd.	3,847	44,555
Hathway Cable & Datacom Ltd.(1)	327,684	75,797
Havells India Ltd.	11,875	182,974
HBL Power Systems Ltd.	108,784	115,743
HCL Technologies Ltd.	176,521	2,354,015
HDFC Asset Management Co. Ltd.	12,935	314,477

HDFC Life Insurance Co. Ltd.	39,627	304,553
HEG Ltd.	4,763	68,458
HeidelbergCement India Ltd.	21,787	51,407
Hero MotoCorp Ltd.	21,434	760,941
HFCL Ltd.	373,176	300,998
HG Infra Engineering Ltd.	7,905	57,577
Hikal Ltd.	13,702	58,053
HIL Ltd.	1,459	70,839
Himadri Speciality Chemical Ltd.	38,530	33,074
Himatsingka Seide Ltd.	11,317	17,136
Hindalco Industries Ltd.	546,333	2,970,886
Hinduja Global Solutions Ltd.	6,962	86,121
Hindustan Copper Ltd.	17,442	23,465
Hindustan Oil Exploration Co. Ltd.(1)	16,740	38,160
Hindustan Petroleum Corp. Ltd.	237,554	695,943
Hindustan Unilever Ltd.	50,492	1,520,197
Housing Development Finance Corp. Ltd.	150,521	4,430,850
I G Petrochemicals Ltd.	7,893	62,988
ICICI Bank Ltd., ADR	138,775	2,671,419
ICICI Lombard General Insurance Co. Ltd.	18,171	295,406
ICICI Prudential Life Insurance Co. Ltd.	22,819	152,218
IDFC First Bank Ltd.(1)	867,361	403,216
IDFC Ltd.	862,896	547,424
IFB Industries Ltd.(1)	1,596	17,735
IFCI Ltd.(1)	361,243	46,231
IIFL Finance Ltd.	83,992	345,968
IIFL Securities Ltd.	68,787	68,810
IIFL Wealth Management Ltd.	11,129	223,278
India Cements Ltd.	103,508	224,239
India Glycols Ltd.	6,368	70,638
Indiabulls Housing Finance Ltd.(1)	157,708	238,118
Indiabulls Real Estate Ltd.(1)	107,259	102,931
Indian Bank	120,069	260,568
Indian Energy Exchange Ltd.	152,162	379,449
Indian Hotels Co. Ltd.	68,826	207,473
Indian Metals & Ferro Alloys Ltd.	12,770	49,434
Indian Oil Corp. Ltd.	432,003	644,649
Indian Overseas Bank(1)	35,971	8,424
Indian Railway Catering & Tourism Corp. Ltd.	14,485	128,182
Indo Count Industries Ltd.	24,311	46,272
Indraprastha Medical Corp. Ltd.(1)	21,721	16,783
Indus Towers Ltd.	206,128	532,421
INEOS Styrolution India Ltd.	1,561	18,106
Infibeam Avenues Ltd.	30,456	5,763
Info Edge India Ltd.	8,427	450,028
Infosys Ltd., ADR	452,021	8,525,116
Inox Leisure Ltd.(1)	22,946	147,760
Inox Wind Ltd.(1)	24,296	27,769
Insecticides India Ltd.(1)	2,026	20,322
Intellect Design Arena Ltd.(1)	41,793	360,535
InterGlobe Aviation Ltd.(1)	8,303	195,272
IOL Chemicals and Pharmaceuticals Ltd.	17,417	79,858
Ipca Laboratories Ltd.	44,829	519,569
IRB Infrastructure Developers Ltd.(1)	55,466	157,159
IRCON International Ltd.	98,906	50,868

ISGEC Heavy Engineering Ltd.	2,727	17,113
ITD Cementation India Ltd.	21,419	16,572
J Kumar Infraprojects Ltd.	42,128	132,023
Jagran Prakashan Ltd.(1)	44,477	33,902
Jai Corp. Ltd.	25,985	39,265
Jain Irrigation Systems Ltd.(1)	235,143	120,692
Jaiprakash Associates Ltd.(1)	521,016	55,258
Jaiprakash Power Ventures Ltd.(1)	1,605,118	141,580
Jammu & Kashmir Bank Ltd.(1)	221,834	85,073
Jamna Auto Industries Ltd.	36,500	51,650
JB Chemicals & Pharmaceuticals Ltd.	4,634	96,710
JBM Auto Ltd.	13,780	75,485
Jindal Poly Films Ltd.	9,031	126,911
Jindal Saw Ltd.	75,959	84,607
Jindal Stainless Hisar Ltd.(1)	71,738	204,180
Jindal Stainless Ltd.(1)	124,030	178,658
Jindal Steel & Power Ltd.	193,157	938,506
JK Cement Ltd.	15,080	459,819
JK Lakshmi Cement Ltd.	24,614	140,361
JK Paper Ltd.	49,726	214,190
JK Tyre & Industries Ltd.	96,052	141,879
JM Financial Ltd.	265,915	223,794
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	724	16,484
JSW Energy Ltd.	101,564	360,283
JSW Ispat Special Products Ltd.(1)	33,533	10,932
JSW Steel Ltd.	249,402	1,766,995
Jubilant Foodworks Ltd.(1)	67,115	474,265
Jubilant Ingrevia Ltd.	11,999	77,521
Jubilant Pharmova Ltd.	18,288	90,412
Just Dial Ltd.(1)	6,866	58,114
Kajaria Ceramics Ltd.	19,394	256,577
Kalpataru Power Transmission Ltd.	27,696	128,300
Kalyani Steels Ltd.	4,946	19,664
Karnataka Bank Ltd.	84,934	73,276
Karur Vysya Bank Ltd.	262,185	150,634
Kaveri Seed Co. Ltd.	13,237	98,020
KCP Ltd.(The)	13,450	19,069
KEC International Ltd.	67,848	344,685
KEI Industries Ltd.	5,386	85,183
Kellton Tech Solutions Ltd.	21,339	20,339
Kiri Industries Ltd.(1)	6,687	37,166
Kirloskar Ferrous Industries Ltd.	53,234	154,042
Kitex Garments Ltd.	19,681	61,424
KNR Constructions Ltd.	85,833	285,644
Kolte-Patil Developers Ltd.(1)	12,134	38,930
Kopran Ltd.	2,841	8,252
Kotak Mahindra Bank Ltd.	49,202	1,160,382
KPIT Technologies Ltd.	78,856	533,956
KPR Mill Ltd.	33,605	269,219
KRBL Ltd.	15,584	43,843
L&T Finance Holdings Ltd.(1)	349,716	339,836
L&T Technology Services Ltd.	5,165	231,833
Larsen & Toubro Infotech Ltd.	9,662	526,781
Larsen & Toubro Ltd.	147,186	3,116,692
Laurus Labs Ltd.	88,140	641,649

LG Balakrishnan & Bros Ltd.	6,278	47,466
LIC Housing Finance Ltd.	177,489	859,732
Lincoln Pharmaceuticals Ltd.	6,400	23,304
Linde India Ltd.	2,410	92,606
LT Foods Ltd.	47,444	49,027
Lupin Ltd.	15,362	122,195
LUX Industries Ltd.	1,865	47,998
Mahanagar Gas Ltd.	15,906	154,642
Maharashtra Scooters Ltd.	500	24,643
Maharashtra Seamless Ltd.	15,828	112,219
Mahindra & Mahindra Financial Services Ltd.	242,998	554,997
Mahindra & Mahindra Ltd.	231,474	3,062,727
Mahindra CIE Automotive Ltd.	6,648	16,576
Mahindra Holidays & Resorts India Ltd.(1)	7,144	20,232
Mahindra Lifespace Developers Ltd.(1)	5,296	25,368
Mahindra Logistics Ltd.	11,828	70,147
Maithan Alloys Ltd.	5,265	67,160
Man Infraconstruction Ltd.	41,698	47,889
Manali Petrochemicals Ltd.	80,005	102,461
Manappuram Finance Ltd.	274,041	335,794
Mangalam Cement Ltd.	7,000	29,284
Marico Ltd.	121,947	834,946
Marksans Pharma Ltd.	72,230	43,395
Maruti Suzuki India Ltd.	17,633	1,796,846
MAS Financial Services Ltd.	8,639	60,113
Mastek Ltd.	4,905	167,339
Mayur Uniquoters Ltd.	3,977	19,381
Mazagon Dock Shipbuilders Ltd.	14,877	52,756
Meghmani Finechem Ltd.(1)	9,434	170,549
Meghmani Organics Ltd.	109,721	177,481
Metropolis Healthcare Ltd.	5,896	122,213
Minda Corp. Ltd.	25,905	69,689
Mindtree Ltd.	16,262	635,920
Mishra Dhatu Nigam Ltd.	22,478	50,474
MOIL Ltd.	40,373	83,729
Mold-Tek Packaging Ltd.	2,551	23,490
Motherson Sumi Wiring India Ltd.(1)	196,201	165,783
Motilal Oswal Financial Services Ltd.	23,766	241,328
Mphasis Ltd.	12,139	404,010
MRF Ltd.	771	770,018
MSTC Ltd.	10,973	40,677
Multi Commodity Exchange of India Ltd.	9,338	164,140
Muthoot Finance Ltd.	41,507	608,508
Narayana Hrudayalaya Ltd.(1)	13,965	117,385
Natco Pharma Ltd.	30,624	271,955
National Aluminium Co. Ltd.	484,279	600,021
National Fertilizers Ltd.(1)	53,307	35,622
Nava Bharat Ventures Ltd.	72,134	172,132
Navneet Education Ltd.	18,910	22,009
NBCC India Ltd.	494,783	212,467
NCC Ltd.	253,673	209,589
NCL Industries Ltd.	7,144	14,949
NELCO Ltd.	5,720	42,622
Neogen Chemicals Ltd.	3,235	61,314
NESCO Ltd.	6,909	48,223

Nestle India Ltd.	5,523	1,254,293
Neuland Laboratories Ltd.	2,794	38,528
Newgen Software Technologies Ltd.	4,838	24,126
NIIT Ltd.	47,453	279,943
Nilkamal Ltd.	800	20,015
Nippon Life India Asset Management Ltd.	33,280	121,225
NLC India Ltd.	136,872	132,121
NOCIL Ltd.	13,492	42,317
NTPC Ltd.	1,058,547	2,123,323
Oberoi Realty Ltd.(1)	33,204	342,254
Oil & Natural Gas Corp. Ltd.	621,580	1,212,202
Oil India Ltd.	107,677	330,649
Olectra Greentech Ltd.(1)	18,741	140,987
OnMobile Global Ltd.	15,331	25,542
Oracle Financial Services Software Ltd.	5,177	218,796
Orient Cement Ltd.	111,521	177,492
Orient Electric Ltd.	48,582	174,199
Page Industries Ltd.	902	523,194
Paisalo Digital Ltd.	2,856	27,837
Panama Petrochem Ltd.	12,000	44,309
Parag Milk Foods Ltd.	10,941	12,536
PCBL Ltd.	122,208	166,147
Persistent Systems Ltd.	15,516	748,588
Petronet LNG Ltd.	292,223	853,330
Phoenix Mills Ltd.	5,274	78,983
PI Industries Ltd.	8,448	299,201
Pidilite Industries Ltd.	13,424	386,483
Piramal Enterprises Ltd.	27,760	674,135
PNB Gilts Ltd.	22,203	18,028
PNB Housing Finance Ltd.(1)	36,647	152,013
PNC Infratech Ltd.	46,836	146,812
Pokarna Ltd.	6,924	45,791
Poly Medicure Ltd.	3,577	34,370
Polycab India Ltd.	8,365	261,739
Polyplex Corp. Ltd.	10,383	314,717
Poonawalla Fincorp Ltd.(1)	59,543	196,919
Power Finance Corp. Ltd.	70,033	100,093
Power Grid Corp. of India Ltd.	810,356	2,420,266
Power Mech Projects Ltd.(1)	2,490	31,156
Praj Industries Ltd.	66,164	290,138
Prakash Industries Ltd.(1)	19,502	14,726
Prestige Estates Projects Ltd.	39,944	219,202
Pricol Ltd.(1)	25,902	38,606
Prince Pipes & Fittings Ltd.	12,478	101,143
Prism Johnson Ltd.(1)	51,053	70,663
Privi Speciality Chemicals Ltd.	2,600	38,755
Procter & Gamble Health Ltd.	232	12,723
PSP Projects Ltd.	3,816	25,076
PTC India Ltd.	120,717	136,993
Quess Corp. Ltd.	9,082	82,027
Radico Khaitan Ltd.	19,433	199,715
Rain Industries Ltd.	3,155	6,759
Rajesh Exports Ltd.	19,058	132,576
Rallis India Ltd.	30,724	79,128
Ramco Cements Ltd.(1)	47,450	425,193

Ramco Industries Ltd.(1)	7,096	17,772
Ramkrishna Forgings Ltd.	20,160	42,807
Ramky Infrastructure Ltd.(1)	7,149	15,905
Rashtriya Chemicals & Fertilizers Ltd.	132,601	162,745
Raymond Ltd.(1)	24,183	303,334
RBL Bank Ltd.(1)	121,243	174,142
REC Ltd.	518,574	794,636
Redington India Ltd.	330,156	550,731
Relaxo Footwears Ltd.	1,892	24,101
Reliance Industrial Infrastructure Ltd.	1,798	21,297
Reliance Industries Ltd., GDR	117,503	7,905,535
Reliance Infrastructure Ltd.(1)	73,282	100,874
Reliance Power Ltd.(1)	1,967,209	316,082
Repco Home Finance Ltd.	16,729	31,939
Rhi Magnesita India Ltd.	18,440	126,867
Rossari Biotech Ltd.	339	3,784
Route Mobile Ltd.	1,407	25,103
RSWM Ltd.(1)	4,000	21,598
Rupa & Co. Ltd.	8,000	38,662
Sagar Cements Ltd.	9,772	26,869
Samvardhana Motherson International Ltd.	332,939	556,837
Sanghi Industries Ltd.(1)	21,768	11,076
Sanofi India Ltd.	4,227	372,311
Sarda Energy & Minerals Ltd.	8,082	94,185
Saregama India Ltd.(1)	5,611	30,981
Satia Industries Ltd.	20,542	31,229
SBI Cards & Payment Services Ltd.	11,997	120,052
SBI Life Insurance Co. Ltd.	38,568	579,105
Schaeffler India Ltd.	5,445	161,428
SEAMEC Ltd.(1)	2,182	29,493
Sequent Scientific Ltd.	4,729	6,687
SH Kelkar & Co. Ltd.	10,925	18,196
Shankara Building Products Ltd.(1)	4,974	44,624
Sharda Cropchem Ltd.	16,930	155,648
Share India Securities Ltd.	11,524	173,733
Shilpa Medicare Ltd.	9,817	54,694
Shipping Corp. of India Ltd.	62,678	94,906
Shree Cement Ltd.	1,472	417,334
Shree Digvijay Cement Co. Ltd.	24,457	19,809
Shree Renuka Sugars Ltd.(1)	59,409	35,764
Shriram City Union Finance Ltd.	9,005	199,083
Shriram Transport Finance Co. Ltd.	61,935	932,524
Siemens Ltd.	8,514	265,796
Siyaram Silk Mills Ltd.	4,811	32,051
SKF India Ltd.	4,854	224,345
Sobha Ltd.	18,276	128,818
Solar Industries India Ltd.	4,697	158,638
Somany Ceramics Ltd.(1)	5,124	39,614
Somany Home Innovation Ltd.	6,689	28,117
Sonata Software Ltd.	28,640	252,188
South Indian Bank Ltd.(The)(1)	293,008	30,091
Southern Petrochemical Industries Corp. Ltd.(1)	114,672	83,840
Spandana Sphoorty Financial Ltd.(1)	12,861	61,944
SpiceJet Ltd.(1)	16,517	10,007
SRF Ltd.	25,875	815,822

Star Cement Ltd.(1)	22,000	24,999
State Bank of India, GDR	28,810	1,711,766
Sterling and Wilson Renewable(1)	27,192	114,536
Sterlite Technologies Ltd.	54,881	122,415
Strides Pharma Science Ltd.	19,179	81,636
Sudarshan Chemical Industries	20,068	117,670
Sumitomo Chemical India Ltd.	29,259	173,560
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	15,365
Sun Pharmaceutical Industries Ltd.	145,101	1,604,773
Sun TV Network Ltd.	44,030	251,508
Sundaram Finance Ltd.	5,399	112,625
Sundram Fasteners Ltd.	8,949	89,637
Sunflag Iron & Steel Co.(1)	32,298	38,824
Sunteck Realty Ltd.	17,217	99,541
Suprajit Engineering Ltd.	24,560	106,618
Supreme Industries Ltd.	27,378	643,573
Supreme Petrochem Ltd.(1)	14,289	134,264
Surya Roshni Ltd.	4,130	21,595
Suven Pharmaceuticals Ltd.	29,490	189,308
Suzlon Energy Ltd.(1)	537,185	58,970
Swaraj Engines Ltd.	1,157	23,594
Tamil Nadu Newsprint & Papers Ltd.	42,975	99,088
Tamilnadu Petroproducts Ltd.	58,751	70,911
Tanla Platforms Ltd.	51,746	879,933
TARC Ltd.(1)	31,587	15,359
Tata Chemicals Ltd.	75,652	918,912
Tata Communications Ltd.	41,731	527,326
Tata Consultancy Services Ltd.	109,010	4,700,702
Tata Consumer Products Ltd.	21,954	213,883
Tata Elxsi Ltd.	5,732	615,545
Tata Investment Corp. Ltd.	5,111	100,411
Tata Metaliks Ltd.	6,955	64,988
Tata Motors Ltd., ADR(1)(2)	105,478	3,006,123
Tata Power Co. Ltd.	199,341	600,286
Tata Steel Long Products Ltd.	8,116	68,801
Tata Steel Ltd.	233,288	3,168,583
Tata Teleservices Maharashtra Ltd.(1)	42,691	68,700
TCI Express Ltd.	2,703	56,210
TeamLease Services Ltd.(1)	2,705	115,007
Tech Mahindra Ltd.	157,304	2,378,312
Tejas Networks Ltd.(1)	8,477	46,311
Texmaco Rail & Engineering Ltd.	136,529	80,717
Thermax Ltd.	21,660	554,696
Thirumalai Chemicals Ltd.	53,644	168,073
Thomas Cook India Ltd.(1)	31,992	25,354
Thyrocare Technologies Ltd.	4,641	39,253
Tide Water Oil Co. India Ltd.	3,215	44,528
Time Technoplast Ltd.	81,039	107,488
Timken India Ltd.	3,048	89,386
Tinplate Co. of India Ltd.	23,219	102,314
Titagarh Wagons Ltd.(1)	33,440	43,077
Titan Co. Ltd.	18,943	538,418
Torrent Pharmaceuticals Ltd.	14,636	532,322
Torrent Power Ltd.	20,361	119,030
Transport Corp. of India Ltd.	10,925	103,140

Trent Ltd.	11,770	169,647
Trident Ltd.	506,689	310,337
Triveni Engineering & Industries Ltd.	52,908	198,412
Triveni Turbine Ltd.	30,164	65,712
TTK Prestige Ltd.	2,550	27,246
Tube Investments of India Ltd.	27,683	559,828
TV Today Network Ltd.	12,283	42,486
TV18 Broadcast Ltd.(1)	217,536	111,857
Uflex Ltd.	36,177	283,340
Ujjivan Financial Services Ltd.(1)	8,440	15,100
UltraTech Cement Ltd.	11,982	933,828
United Spirits Ltd.(1)	74,872	777,357
UPL Ltd.	49,277	493,512
Usha Martin Ltd.(1)	59,005	88,722
UTI Asset Management Co. Ltd.	17,343	152,668
V-Guard Industries Ltd.	1,107	3,321
VA Tech Wabag Ltd.(1)	19,467	61,640
Vaibhav Global Ltd.	7,950	34,277
Vakrangee Ltd.	175,114	64,366
Valiant Organics Ltd.(1)	6,994	60,568
Vardhman Textiles Ltd.	40,505	148,469
Varun Beverages Ltd.	38,705	524,127
Vedanta Ltd.	404,628	1,675,391
Venky's India Ltd.	1,814	47,416
Vidhi Specialty Food Ingredients Ltd.	7,127	36,762
Vinati Organics Ltd.	4,973	130,499
VIP Industries Ltd.	4,143	30,589
Visaka Industries Ltd.	4,647	30,701
Vodafone Idea Ltd.(1)	1,680,095	206,066
Voltas Ltd.	10,398	135,717
VRL Logistics Ltd.	22,001	181,606
VST Tillers Tractors Ltd.	1,038	34,275
Welspun Corp. Ltd.	104,612	304,655
Welspun India Ltd.	93,718	78,414
West Coast Paper Mills Ltd.	12,238	52,849
Westlife Development Ltd.(1)	4,792	27,859
Wipro Ltd., ADR	184,069	1,100,733
Wockhardt Ltd.(1)	8,602	28,495
Yes Bank Ltd.(1)	4,261,677	719,086
Zee Entertainment Enterprises Ltd.	404,697	1,307,900
Zee Media Corp. Ltd.(1)	136,836	27,998
Zen Technologies Ltd.	11,632	27,521
Zensar Technologies Ltd.	56,416	220,854
		196,275,836
Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	576,500	37,970
Adaro Energy Indonesia Tbk PT	6,172,400	1,385,312
Adhi Karya Persero Tbk PT(1)	661,700	32,864
Adi Sarana Armada Tbk PT(1)	488,400	73,649
AKR Corporindo Tbk PT	3,950,500	302,876
Alam Sutera Realty Tbk PT(1)	992,200	11,292
Aneka Tambang Tbk	3,558,700	610,263
Astra Agro Lestari Tbk PT	175,900	144,788
Astra International Tbk PT	4,201,000	2,113,213
Bank BTPN Syariah Tbk PT	472,400	98,750

Bank Bukopin Tbk PT(1)	3,742,897	52,573
Bank Central Asia Tbk PT	4,107,400	2,173,230
Bank Mandiri Persero Tbk PT	3,867,800	2,256,575
Bank Negara Indonesia Persero Tbk PT	1,487,300	934,415
Bank Pan Indonesia Tbk PT(1)	657,800	54,287
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	833,874	83,525
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	46,104
Bank Rakyat Indonesia (Persero) Tbk PT	5,743,618	1,819,440
Bank Syariah Indonesia Tbk PT(1)	155,400	15,351
Bank Tabungan Negara Persero Tbk PT	2,791,100	325,035
Barito Pacific Tbk PT	957,200	54,749
BFI Finance Indonesia Tbk PT	2,080,700	162,480
Buana Lintas Lautan Tbk PT(1)	4,340,500	49,690
Bukit Asam Tbk PT	1,688,700	524,522
Bumi Resources Tbk PT(1)	452,000	1,799
Bumi Serpong Damai Tbk PT(1)	1,298,100	84,089
Charoen Pokphand Indonesia Tbk PT	1,383,300	512,417
Ciputra Development Tbk PT	5,363,800	362,405
Delta Dunia Makmur Tbk PT(1)	3,904,700	116,861
Dharma Satya Nusantara Tbk PT	1,939,500	73,764
Elnusa Tbk PT	1,459,800	30,743
Erajaya Swasembada Tbk PT	3,010,100	110,225
Gajah Tunggal Tbk PT	531,100	23,457
Global Mediacom Tbk PT(1)	976,100	18,047
Hanson International Tbk PT(1)	1,531,500	5,252
Indah Kiat Pulp & Paper Tbk PT	1,130,400	639,198
Indika Energy Tbk PT(1)	648,700	128,710
Indo Tambangraya Megah Tbk PT	224,800	541,192
Indocement Tunggal Prakarsa Tbk PT	397,100	264,651
Indofood CBP Sukses Makmur Tbk PT	204,400	120,045
Indofood Sukses Makmur Tbk PT	1,106,900	500,253
Indomobil Sukses Internasional Tbk PT	19,800	1,060
Indosat Tbk PT	514,600	187,730
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	439,030	30,707
Integra Indocabinet Tbk PT	481,500	22,748
Jaccs Mitra Pinasthika Mustika Tbk PT	309,400	25,456
Japfa Comfeed Indonesia Tbk PT	1,570,700	153,337
Jasa Marga Persero Tbk PT(1)	390,000	106,954
Kalbe Farma Tbk PT	5,852,700	672,058
Kino Indonesia Tbk PT(1)	86,500	24,311
Link Net Tbk PT	366,800	116,448
Lippo Karawaci Tbk PT(1)	5,989,600	50,937
Matahari Department Store Tbk PT	1,171,600	433,634
Matahari Putra Prima Tbk PT(1)	1,186,000	21,482
Medco Energi Internasional Tbk PT(1)	4,234,120	168,287
Media Nusantara Citra Tbk PT	2,569,600	170,600
Merdeka Copper Gold Tbk PT(1)	1,694,958	631,384
Mitra Adiperkasa Tbk PT(1)	7,646,600	470,847
Mitra Keluarga Karyasehat Tbk PT	713,800	127,608
MNC Studios International Tbk PT	434,500	156,885
MNC Vision Networks Tbk PT(1)	5,403,500	40,328
Pabrik Kertas Tjiwi Kimia Tbk PT	305,600	148,972
Pakuwon Jati Tbk PT(1)	3,204,800	112,033
Panin Financial Tbk PT(1)	2,927,800	56,214
Perusahaan Gas Negara Tbk PT(1)	2,937,500	362,262

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,913,200	186,904
PP Persero Tbk PT(1)	1,481,700	94,825
PT Aneka Gas Industri Tbk	170,800	25,638
PT Bank Jago Tbk(1)	151,100	96,940
PT MNC Kapital Indonesia Tbk(1)	6,385,800	84,285
PT Pacific Strategic Financial Tbk(1)	513,500	40,678
Puradelta Lestari Tbk PT	976,100	11,445
Ramayana Lestari Sentosa Tbk PT(1)	547,700	25,542
Salim Ivomas Pratama Tbk PT	183,800	6,549
Samudera Indonesia Tbk PT	724,600	173,838
Sarana Menara Nusantara Tbk PT	3,394,600	232,700
Semen Indonesia Persero Tbk PT	764,800	382,345
Sentul City Tbk PT(1)	1,197,800	4,106
Siloam International Hospitals Tbk PT(1)	9,600	744
Smartfren Telecom Tbk PT(1)	35,606,500	195,032
Sri Rejeki Isman Tbk PT(1)	918,200	9,194
Summarecon Agung Tbk PT(1)	2,844,978	136,263
Surya Citra Media Tbk PT(1)	4,039,500	61,846
Surya Semesta Internusa Tbk PT(1)	440,500	11,596
Telkom Indonesia Persero Tbk PT, ADR	93,972	2,759,018
Timah Tbk PT(1)	1,423,400	184,882
Tower Bersama Infrastructure Tbk PT	2,067,500	417,190
Transcoal Pacific Tbk PT(1)	87,900	69,341
Tunas Baru Lampung Tbk PT	339,100	18,729
Unilever Indonesia Tbk PT	813,800	263,638
United Tractors Tbk PT	559,800	1,204,557
Waskita Beton Precast Tbk PT(1)	238,300	1,553
Waskita Karya Persero Tbk PT(1)	3,601,745	138,060
Wijaya Karya Persero Tbk PT(1)	758,700	50,119
XL Axiata Tbk PT	1,130,000	204,309
		28,280,209
Malaysia — 1.9%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	6,992
Aeon Co. M Bhd	267,700	86,704
AEON Credit Service M Bhd	4,800	15,947
Alliance Bank Malaysia Bhd	566,800	465,529
AMMB Holdings Bhd(1)	645,900	535,684
Ann Joo Resources Bhd	103,300	31,578
Astro Malaysia Holdings Bhd(2)	96,000	21,448
ATA IMS Bhd	11,300	849
Axiata Group Bhd	318,400	233,396
Bank Islam Malaysia Bhd(2)	287,000	191,131
Berjaya Corp. Bhd(1)	1,458,268	79,708
Berjaya Land Bhd(1)	2,900	136
Berjaya Sports Toto Bhd	61,307	26,665
Bermaz Auto Bhd	148,900	60,551
Boustead Holdings Bhd(1)	572,700	97,816
Boustead Plantations Bhd	491,100	121,187
Bumi Armada Bhd(1)	1,873,000	188,499
Bursa Malaysia Bhd(2)	179,900	271,899
Cahya Mata Sarawak Bhd	204,700	50,439
Capital A Bhd(1)	140,600	20,798
Carlsberg Brewery Malaysia Bhd	16,900	85,169
Chin Hin Group Bhd	41,200	33,911
CIMB Group Holdings Bhd	866,790	1,017,681

CSC Steel Holdings Bhd	75,000	25,827
CTOS Digital Bhd	195,600	63,796
Cypark Resources Bhd(1)	115,100	10,245
D&O Green Technologies Bhd	80,000	73,484
Dagang NeXchange Bhd(2)	1,682,000	393,516
Dayang Enterprise Holdings Bhd	114,920	25,572
Dialog Group Bhd	392,200	217,147
DiGi.Com Bhd	412,900	332,598
DRB-Hicom Bhd	107,800	29,965
Dufu Technology Corp. Bhd	13,600	8,093
Duopharma Biotech Bhd	10,630	3,348
Eco World Development Group Bhd	601,900	101,548
Eco World International Bhd	194,300	17,075
Ekovest Bhd(1)	1,008,300	95,348
Evergreen Fibreboard Bhd(1)	239,000	33,786
Formosa Prosonic Industries Bhd	28,500	20,530
Fraser & Neave Holdings Bhd	18,300	81,047
Frontken Corp. Bhd	143,050	88,910
Gamuda Bhd	471,523	383,325
Genting Bhd	383,600	415,937
Genting Malaysia Bhd	314,300	214,886
Genting Plantations Bhd	105,000	182,242
Globetronics Technology Bhd	102,800	30,418
HAP Seng Consolidated Bhd	65,700	124,407
Hap Seng Plantations Holdings Bhd	58,900	38,531
Hartalega Holdings Bhd	437,900	419,787
Heineken Malaysia Bhd	15,600	88,629
Hengyuan Refining Co. Bhd(1)	57,800	81,697
Hextar Global Bhd	58,320	22,220
Hiap Teck Venture Bhd	691,900	54,377
Hibiscus Petroleum Bhd	1,440,600	453,851
Hong Leong Bank Bhd	65,100	312,928
Hong Leong Financial Group Bhd	45,900	211,315
Hup Seng Industries Bhd	9,000	1,674
IHH Healthcare Bhd	133,200	203,585
IJM Corp. Bhd	1,311,100	537,996
Inari Amertron Bhd	326,500	208,627
Innoprise Plantations Bhd	67,500	29,320
IOI Corp. Bhd	72,100	70,760
IOI Properties Group Bhd	130,000	29,908
Jaya Tiasa Holdings Bhd(1)(2)	590,500	101,799
KNM Group Bhd(1)	595,500	20,914
Kossan Rubber Industries Bhd	549,800	207,045
KPJ Healthcare Bhd	353,700	70,181
Kuala Lumpur Kepong Bhd	54,900	320,701
Kumpulan Perangsang Selangor Bhd	6,000	1,006
Leong Hup International Bhd	10,100	1,176
Lotte Chemical Titan Holding Bhd	179,600	84,010
Mah Sing Group Bhd	235,900	34,436
Malakoff Corp. Bhd	157,200	21,859
Malayan Banking Bhd	601,996	1,250,215
Malayan Flour Mills Bhd	212,300	30,787
Malaysia Airports Holdings Bhd(1)	178,300	267,197
Malaysia Building Society Bhd(2)	1,018,892	142,951
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	10,900	1,003

Malaysia Smelting Corp. Bhd	24,400	20,846
Malaysian Bulk Carriers Bhd(1)	163,800	16,843
Malaysian Pacific Industries Bhd	11,000	81,752
Malaysian Resources Corp. Bhd	259,300	21,263
Matrix Concepts Holdings Bhd	77,400	42,578
Maxis Bhd(2)	245,800	212,798
Media Prima Bhd	407,400	45,208
Mega First Corp. Bhd	26,400	22,211
MISC Bhd	290,300	475,369
MNRB Holdings Bhd	10,700	2,511
Muda Holdings Bhd	27,400	14,206
My EG Services Bhd	756,914	158,019
Nestle Malaysia Bhd	7,800	240,147
OSK Holdings Bhd	26,800	5,537
Padini Holdings Bhd	3,200	2,452
Pantech Group Holdings Bhd	203,100	30,809
PESTECH International Bhd	186,625	20,404
Petronas Chemicals Group Bhd	453,100	1,060,950
Petronas Dagangan Bhd	34,300	176,775
Petronas Gas Bhd	118,500	467,843
Pos Malaysia Bhd(1)	5,700	793
Power Root Bhd	5,800	2,024
PPB Group Bhd	64,500	244,631
Press Metal Aluminium Holdings Bhd	219,300	277,105
Public Bank Bhd	2,335,200	2,522,416
QL Resources Bhd	60,900	71,346
Ranhill Utilities Bhd(1)	299	33
RHB Bank Bhd	576,942	799,290
Rubberex Corp. M Bhd(1)	196,500	28,027
Sam Engineering & Equipment M Bhd	57,200	54,053
Sapura Energy Bhd(1)	1,001,500	18,964
Sarawak Oil Palms Bhd	112,500	141,434
Sarawak Plantation Bhd	45,200	27,324
SCGM Bhd	8,300	4,451
Scientex Bhd	194,100	160,496
SEG International Bhd	12,300	1,791
Sime Darby Bhd	722,800	361,385
Sime Darby Plantation Bhd	337,857	387,462
Sime Darby Property Bhd	367,700	43,199
SKP Resources Bhd	118,000	40,586
SP Setia Bhd Group	409,900	79,024
Sunway Bhd	502,448	198,358
Sunway Construction Group Bhd	55,900	21,560
Supermax Corp. Bhd	577,122	138,372
Syarikat Takaful Malaysia Keluarga Bhd	79,874	63,435
Ta Ann Holdings Bhd	165,600	188,184
TASCO Bhd	91,000	20,757
TDM Bhd	278,600	16,824
Telekom Malaysia Bhd	265,000	324,468
Tenaga Nasional Bhd	484,100	1,011,671
Thong Guan Industries Bhd	44,400	23,963
TIME dotCom Bhd	172,800	172,519
Tiong NAM Logistics Holdings	95,600	14,641
Top Glove Corp. Bhd	976,700	312,465
Tropicana Corp. Bhd(1)	20,482	4,514

TSH Resources Bhd	488,400	140,645
Uchi Technologies Bhd	42,900	30,466
UEM Sunrise Bhd(1)	47,100	3,543
UMW Holdings Bhd	36,100	27,938
Unisem M Bhd	172,200	107,506
United Plantations Bhd	31,000	103,719
UOA Development Bhd	1,700	737
Velesto Energy Bhd(1)	2,752,500	74,770
ViTrox Corp. Bhd	6,000	10,540
VS Industry Bhd(2)	949,200	214,854
Wah Seong Corp. Bhd(1)	136,000	21,765
Westports Holdings Bhd	222,600	175,345
Yinson Holdings Bhd	519,000	270,166
YTL Corp. Bhd	775,813	113,293
		24,128,625
Mexico — 2.6%
Alfa SAB de CV, Series A	1,304,499	994,258
Alpek SAB de CV	35,137	46,509
Alsea SAB de CV(1)	367,670	787,444
America Movil SAB de CV, Class L ADR	210,792	4,498,301
Arca Continental SAB de CV	81,963	553,195
Banco del Bajio SA	302,419	751,572
Becle SAB de CV(2)	38,227	87,951
Bolsa Mexicana de Valores SAB de CV	117,102	219,025
Cemex SAB de CV, ADR(1)	105,947	494,772
Coca-Cola Femsa SAB de CV	135,150	807,446
Consorcio ARA SAB de CV	38,214	7,514
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	38,024	592,414
Corp. Inmobiliaria Vesta SAB de CV	141,304	287,052
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	40,254
Fomento Economico Mexicano SAB de CV, ADR	15,546	1,163,463
GCC SAB de CV	54,498	383,387
Genomma Lab Internacional SAB de CV, Class B	515,524	520,226
Gentera SAB de CV	678,475	517,807
Gruma SAB de CV, B Shares	102,297	1,226,181
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	6,782	391,728
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,409	963,785
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,773	819,835
Grupo Bimbo SAB de CV, Series A	212,918	698,241
Grupo Carso SAB de CV	70,857	295,626
Grupo Comercial Chedraui SA de CV	68,528	190,536
Grupo Financiero Banorte SAB de CV, Class O	443,578	2,867,632
Grupo Financiero Inbursa SAB de CV, Class O(1)	551,588	1,138,182
Grupo GICSA SAB de CV(1)	21,090	2,968
Grupo Industrial Saltillo SAB de CV	26,514	28,938
Grupo Mexico SAB de CV, Series B	542,034	2,676,225
Grupo Rotoplas SAB de CV(1)	4,698	6,958
Grupo Televisa SAB, ADR	191,036	1,950,478
Grupo Traxion SAB de CV(1)(2)	146,400	243,696
Hoteles City Express SAB de CV(1)	9,494	1,988
Industrias Bachoco SAB de CV	13,371	52,090
Industrias Penoles SAB de CV	65,070	756,420
Kimberly-Clark de Mexico SAB de CV, A Shares	193,327	299,119
La Comer SAB de CV(2)	170,365	337,605
Megacable Holdings SAB de CV(2)	358,749	1,035,752

Nemak SAB de CV(1)	896,695	202,754
Operadora de Sites Mexicanos SA de CV	128,052	169,170
Orbia Advance Corp. SAB de CV	273,397	735,569
Promotora y Operadora de Infraestructura SAB de CV	58,960	404,591
Qualitas Controladora SAB de CV	96,270	481,338
Regional SAB de CV	130,686	774,733
Unifin Financiera SAB de CV(1)(2)	68,756	59,007
Wal-Mart de Mexico SAB de CV	412,601	1,525,830
		33,089,565
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	154,787	1,321,881
Credicorp Ltd.	7,545	1,059,167
Intercorp Financial Services, Inc.	18,599	507,567
Southern Copper Corp.	7,967	492,201
		3,380,816
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	534,170	539,419
Aboitiz Power Corp.	60,500	36,730
AC Energy Corp.	835,520	113,823
Alliance Global Group, Inc.	1,108,600	226,254
Ayala Corp.	43,840	582,568
Ayala Land, Inc.	681,400	384,392
Ayalaland Logistics Holdings Corp.(1)	28,000	2,216
Bank of the Philippine Islands	418,880	789,884
BDO Unibank, Inc.	325,970	829,270
Cebu Air, Inc.(1)	20,950	17,995
Century Pacific Food, Inc.(1)	256,200	107,511
Converge Information and Communications Technology Solutions, Inc.(1)	99,800	50,477
Cosco Capital, Inc.	227,200	20,414
DITO CME Holdings Corp.(1)	425,200	35,875
DMCI Holdings, Inc.	2,705,000	464,710
East West Banking Corp.	70,500	9,679
Filinvest Land, Inc.	617,000	10,957
Ginebra San Miguel, Inc.	7,600	15,989
Global Ferronickel Holdings, Inc.	757,000	38,269
Globe Telecom, Inc.	7,445	344,290
GT Capital Holdings, Inc.	39,760	380,723
International Container Terminal Services, Inc.	157,420	651,588
JG Summit Holdings, Inc.	398,874	413,822
Jollibee Foods Corp.	73,520	293,765
LT Group, Inc.	183,600	28,712
Manila Electric Co.	52,080	370,907
Manila Water Co., Inc.	277,300	96,782
Max's Group, Inc.(1)	15,000	1,569
Megaworld Corp.	3,128,800	164,670
Metro Pacific Investments Corp.	4,056,000	284,634
Metropolitan Bank & Trust Co.	823,670	863,037
Monde Nissin Corp.(1)	315,100	88,881
Nickel Asia Corp.	1,572,800	216,925
Petron Corp.(1)	169,700	10,500
Pilipinas Shell Petroleum Corp.(1)	7,000	2,532
PLDT, Inc., ADR(2)	13,337	493,336
Puregold Price Club, Inc.	289,500	182,200
Robinsons Land Corp.	742,200	274,594
Robinsons Retail Holdings, Inc.	128,010	129,876

Security Bank Corp.	217,500	382,870
Semirara Mining & Power Corp.	471,900	297,938
SM Investments Corp.	17,325	283,565
SM Prime Holdings, Inc.	600,300	422,300
Universal Robina Corp.	181,250	373,143
Vista Land & Lifescapes, Inc.	312,100	13,997
Wilcon Depot, Inc.	238,400	120,438
		11,464,026
Poland — 0.8%
Alior Bank SA(1)	47,691	370,208
Allegro.eu SA(1)	11,504	67,422
AmRest Holdings SE(1)	9,743	41,956
Asseco Poland SA	5,620	101,446
Bank Handlowy w Warszawie SA	1,500	22,118
Bank Millennium SA(1)	269,763	309,056
Bank Polska Kasa Opieki SA	31,928	696,834
Budimex SA	1,528	79,061
CCC SA(1)	8,186	99,907
CD Projekt SA	20,256	515,444
Ciech SA	8,081	75,633
Cyfrowy Polsat SA	30,113	158,302
Dino Polska SA(1)	6,904	482,630
Enea SA(1)	37,000	77,205
Eurocash SA	19,678	51,185
Famur SA(1)	28,812	19,677
Grupa Azoty SA(1)	20,814	246,159
Grupa Lotos SA(1)	46,431	765,911
Jastrzebska Spolka Weglowa SA(1)	40,849	635,731
KGHM Polska Miedz SA	26,479	901,924
KRUK SA	5,211	333,749
LPP SA	285	684,974
Lubelski Wegiel Bogdanka SA(1)	857	10,927
mBank SA(1)	3,942	256,956
Mercator Medical SA(1)	153	2,189
Orange Polska SA(1)	241,183	354,760
PGE Polska Grupa Energetyczna SA(1)	68,057	160,929
PKP Cargo SA(1)	1,265	3,418
PlayWay SA	52	3,782
Polski Koncern Naftowy ORLEN SA	62,083	1,071,559
Polskie Gornictwo Naftowe i Gazownictwo SA	309,789	434,252
Powszechna Kasa Oszczednosci Bank Polski SA(1)	45,680	341,198
Powszechny Zaklad Ubezpieczen SA	92,315	699,845
Santander Bank Polska SA	6,506	392,302
Tauron Polska Energia SA(1)	310,558	240,059
TEN Square Games SA	1,102	32,887
Warsaw Stock Exchange	3,548	31,587
XTB SA	11,743	56,159
		10,829,341
Romania†
MAS PLC(2)	71,323	94,705
Russia(5)†
Gazprom PJSC, ADR	882,993	51,214
Globaltrans Investment PLC, GDR	112,592	9,908
LUKOIL PJSC, ADR	72,062	5,188
Magnit PJSC, GDR	48,513	49

Mechel PJSC, ADR(1)	11,342	181
MMC Norilsk Nickel PJSC, ADR	74,935	14,163
Mobile TeleSystems PJSC, ADR	58,032	2,263
Novatek PJSC, GDR	3,855	251
Novolipetsk Steel PJSC, GDR	40,590	1,299
PhosAgro PJSC(1)	275	1
PhosAgro PJSC, GDR	42,665	213
Ros Agro PLC, GDR	2,060	64
Rosneft Oil Co. PJSC, GDR	192,337	11,540
Severstal PAO, GDR	53,821	323
Tatneft PJSC, ADR	37,246	8,753
VTB Bank PJSC, GDR(1)	719,821	5,039
X5 Retail Group NV, GDR	13,628	722
		111,171
South Africa — 4.3%
Absa Group Ltd.	147,981	1,738,428
Adcock Ingram Holdings Ltd.	1,014	3,589
Advtech Ltd.	35,578	43,390
AECI Ltd.	70,765	466,670
African Rainbow Minerals Ltd.	56,724	941,944
Afrimat Ltd.	9,681	40,337
Alexander Forbes Group Holdings Ltd.	85,796	23,171
Anglo American Platinum Ltd.	4,373	478,586
AngloGold Ashanti Ltd., ADR	102,744	1,765,142
ArcelorMittal South Africa Ltd.(1)	60,938	29,532
Aspen Pharmacare Holdings Ltd.	97,767	1,008,460
Astral Foods Ltd.	15,534	189,986
AVI Ltd.	69,253	291,546
Barloworld Ltd.	101,453	639,553
Bid Corp. Ltd.	35,966	770,354
Bidvest Group Ltd.(The)	36,592	510,083
Brait PLC(1)(2)	48,661	12,597
Capitec Bank Holdings Ltd.	6,997	1,006,703
Cashbuild Ltd.	1,658	29,604
City Lodge Hotels Ltd.(1)	91,493	26,246
Clicks Group Ltd.	30,291	591,287
Coronation Fund Managers Ltd.	64,473	154,032
DataTec Ltd.	24,289	57,690
Dis-Chem Pharmacies Ltd.	72,041	162,778
Discovery Ltd.(1)(2)	58,875	547,476
Distell Group Holdings Ltd.(1)	12,494	138,121
DRDGOLD Ltd.	84,738	58,519
Exxaro Resources Ltd.	50,229	712,384
Famous Brands Ltd.(1)	3,093	12,133
FirstRand Ltd.	513,354	2,376,720
Foschini Group Ltd.	110,923	1,003,992
Gold Fields Ltd., ADR	202,916	1,895,235
Grindrod Shipping Holdings Ltd.(2)	9,223	240,979
Harmony Gold Mining Co. Ltd., ADR	289,176	974,523
Impala Platinum Holdings Ltd.	189,223	2,579,840
Investec Ltd.	80,385	495,958
JSE Ltd.	3,122	22,372
Kaap Agri Ltd.	2,443	7,029
KAP Industrial Holdings Ltd.	1,280,045	384,142
Kumba Iron Ore Ltd.	8,453	318,319

Life Healthcare Group Holdings Ltd.	285,953	336,968
Massmart Holdings Ltd.(1)	20,403	48,283
Metair Investments Ltd.	41,971	74,091
MiX Telematics Ltd., ADR	5,715	59,207
Momentum Metropolitan Holdings	488,713	495,358
Motus Holdings Ltd.	96,435	706,607
Mr Price Group Ltd.	48,762	645,656
MTN Group Ltd.	283,345	3,054,190
MultiChoice Group	85,056	729,729
Murray & Roberts Holdings Ltd.(1)	20,297	14,278
Nampak Ltd.(1)	136,616	25,835
Naspers Ltd.,, N Shares	7,564	823,954
Nedbank Group Ltd.	108,708	1,647,845
NEPI Rockcastle SA	101,644	639,784
Netcare Ltd.	357,675	348,663
Ninety One Ltd.	38,697	106,291
Northam Platinum Holdings Ltd.(1)	46,434	557,829
Oceana Group Ltd.(2)	6,312	22,737
Old Mutual Ltd.	1,765,604	1,441,889
Omnia Holdings Ltd.	108,348	578,681
Pick n Pay Stores Ltd.(2)	125,313	441,152
PPC Ltd.(1)	754,515	180,650
Rand Merchant Investment Holdings Ltd.	153,600	282,426
Raubex Group Ltd.	14,747	37,181
Reinet Investments SCA	50,882	1,029,119
Remgro Ltd.	117,696	1,132,182
Reunert Ltd.	43,189	112,877
RFG Holdings Ltd.	19,543	15,228
RMB Holdings Ltd.(1)	124,786	11,992
Royal Bafokeng Platinum Ltd.	88,664	905,507
Sanlam Ltd.	183,995	793,772
Santam Ltd.	7,117	132,640
Sappi Ltd.(1)(2)	307,789	1,121,161
Sasol Ltd., ADR(1)(2)	120,172	3,125,674
Shoprite Holdings Ltd.	96,850	1,333,196
Sibanye Stillwater Ltd., ADR(2)	183,180	2,379,508
SPAR Group Ltd.(The)	57,002	558,893
Standard Bank Group Ltd.	181,205	2,070,296
Steinhoff International Holdings NV(1)(2)	540,745	92,896
Super Group Ltd.	78,695	149,407
Telkom SA SOC Ltd.(1)	197,734	587,441
Thungela Resources Ltd.(2)	103,701	1,656,957
Tiger Brands Ltd.	30,730	281,457
Transaction Capital Ltd.	16,857	46,742
Truworths International Ltd.	132,130	460,089
Tsogo Sun Gaming Ltd.(1)	11,283	9,334
Vodacom Group Ltd.	80,900	759,686
Wilson Bayly Holmes-Ovcon Ltd.	9,429	49,318
Woolworths Holdings Ltd.	146,376	519,982
Zeder Investments Ltd.	120,266	14,609
		55,398,697
South Korea — 14.4%
Able C&C Co. Ltd.(1)	610	3,584
Advanced Process Systems Corp.	4,807	85,742
Aekyung Industrial Co. Ltd.	929	13,414

AfreecaTV Co. Ltd.	1,874	161,886
Agabang&Company(1)	4,461	13,951
Ahnlab, Inc.	882	79,933
Alteogen, Inc.(1)	960	44,519
Amorepacific Corp.	4,488	591,241
AMOREPACIFIC Group	5,619	208,541
Ananti, Inc.(1)	32,359	208,517
APTC Co. Ltd.	1,177	18,967
Asiana Airlines, Inc.(1)	22,930	347,676
BGF Co. Ltd.	3,327	13,838
BGF retail Co. Ltd.	2,146	317,064
BH Co. Ltd.	2,474	55,968
Binggrae Co. Ltd.	3,060	129,418
Bioneer Corp.(1)	7,543	188,187
BNC Korea Co. Ltd.(1)	692	5,547
BNK Financial Group, Inc.	132,486	844,489
Boditech Med, Inc.	3,086	34,873
Boryung Pharmaceutical Co. Ltd.	4,172	40,701
Bukwang Pharmaceutical Co. Ltd.	6,484	55,873
Byucksan Corp.	12,984	39,246
Caregen Co. Ltd.	654	55,156
Celltrion Healthcare Co. Ltd.	3,341	166,342
Celltrion Pharm, Inc.(1)	1,561	102,773
Celltrion, Inc.	4,627	598,288
Chabiotech Co. Ltd.(1)	5,918	85,487
Cheil Worldwide, Inc.	13,859	290,429
Chong Kun Dang Pharmaceutical Corp.	1,087	81,299
Chongkundang Holdings Corp.	275	14,558
Chunbo Co. Ltd.	124	26,899
CJ CheilJedang Corp.	2,210	700,139
CJ Corp.	6,881	473,132
CJ ENM Co. Ltd.	4,350	416,431
CJ Logistics Corp.(1)	3,862	403,144
CMG Pharmaceutical Co. Ltd.(1)	9,916	25,432
Com2uSCorp	1,096	77,042
Coreana Cosmetics Co. Ltd.(1)	6,880	21,858
Cosmax, Inc.	4,069	229,279
Coway Co. Ltd.	19,385	1,115,408
COWELL FASHION Co. Ltd.	9,631	54,440
CrystalGenomics, Inc.(1)	11,842	48,169
CS Wind Corp.	1,378	63,290
Cuckoo Holdings Co. Ltd.	1,180	17,050
Cuckoo Homesys Co. Ltd.	3,407	88,289
Dae Han Flour Mills Co. Ltd.	490	67,201
Daea TI Co. Ltd.(1)	5,395	17,451
Daeduck Electronics Co. Ltd.	25,563	687,994
Daesang Corp.	7,824	141,794
Daewon Pharmaceutical Co. Ltd.	2,047	28,362
Daewoo Engineering & Construction Co. Ltd.(1)	124,142	654,016
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	3,806	67,570
Daewoong Co. Ltd.	2,717	63,303
Daewoong Pharmaceutical Co. Ltd.	881	122,077
Daishin Securities Co. Ltd.	21,905	289,277
Daol Investment & Securities Co. Ltd.	28,641	116,130
Daou Data Corp.	10,233	108,893

Daou Technology, Inc.	16,706	276,416
Dawonsys Co. Ltd.	527	12,127
DB Financial Investment Co. Ltd.	13,706	65,034
DB HiTek Co. Ltd.	14,989	827,377
DB Insurance Co. Ltd.	27,421	1,434,101
Dentium Co. Ltd.	4,690	290,851
DGB Financial Group, Inc.	97,412	684,277
DIO Corp.(1)	879	23,262
DL E&C Co. Ltd.	3,176	133,670
DL Holdings Co. Ltd.	10,760	608,304
Dong-A Socio Holdings Co. Ltd.	783	67,254
Dong-A ST Co. Ltd.	975	50,973
Dongjin Semichem Co. Ltd.	14,162	483,124
DongKook Pharmaceutical Co. Ltd.	3,539	62,470
Dongkuk Steel Mill Co. Ltd.	25,682	366,874
Dongsuh Cos., Inc.	2,441	54,109
Dongwha Enterprise Co. Ltd.(1)	633	42,367
Dongwha Pharm Co. Ltd.	4,407	42,268
Dongwon Development Co. Ltd.	10,306	40,493
Dongwon F&B Co. Ltd.	482	63,988
Dongwon Industries Co. Ltd.	505	96,790
Dongwon Systems Corp.	602	26,619
Doosan Bobcat, Inc.	5,255	160,611
Doosan Co. Ltd.	327	22,269
Doosan Fuel Cell Co. Ltd.(1)	1,092	34,281
Doosan Heavy Industries & Construction Co. Ltd.(1)	30,196	503,668
Doosan Tesna, Inc.	6,230	208,497
DoubleUGames Co. Ltd.	216	7,633
Douzone Bizon Co. Ltd.	2,938	87,658
Dreamtech Co. Ltd.	12,162	102,507
Duk San Neolux Co. Ltd.(1)	1,519	50,012
E-MART, Inc.	7,328	684,037
Easy Bio, Inc.	465	2,367
Easy Holdings Co. Ltd.	1	4
Echo Marketing, Inc.	2,946	36,796
Ecopro BM Co. Ltd.	958	389,608
Ecopro Co. Ltd.	1,228	81,149
Ecopro HN Co. Ltd.	984	37,065
ENF Technology Co. Ltd.	2,415	67,475
Eo Technics Co. Ltd.	421	35,945
Eugene Corp.	22,122	84,197
Eugene Investment & Securities Co. Ltd.	25,011	66,612
Eugene Technology Co. Ltd.	2,922	95,742
F&F Co. Ltd. / New	4,805	563,442
Fila Holdings Corp.	22,632	578,545
Foosung Co. Ltd.	7,703	144,005
GOLFZON Co. Ltd.	2,207	299,228
Grand Korea Leisure Co. Ltd.(1)	2,113	25,579
Green Cross Corp.	247	38,230
Green Cross Holdings Corp.	2,440	42,947
GS Engineering & Construction Corp.	39,009	1,249,878
GS Holdings Corp.	24,652	901,126
GS Retail Co. Ltd.	18,608	403,760
HAESUNG DS Co. Ltd.	1,775	103,525
Halla Holdings Corp.	2,788	93,259

Hana Financial Group, Inc.	95,873	3,834,277
Hana Materials, Inc.	1,084	56,340
Hanall Biopharma Co. Ltd.(1)	1,378	19,201
Handok, Inc.	398	6,651
Handsome Co. Ltd.	8,559	265,048
Hanil Cement Co. Ltd.	4,810	75,537
Hanjin Kal Corp.(1)	674	30,566
Hanjin Transportation Co. Ltd.	2,078	51,261
Hankook Shell Oil Co. Ltd.	114	23,240
Hankook Tire & Technology Co. Ltd.	27,046	775,923
Hanmi Pharm Co. Ltd.	1,949	485,930
Hanmi Semiconductor Co. Ltd.	7,590	87,873
Hanon Systems	28,087	258,636
Hansae Co. Ltd.	9,679	170,648
Hansol Chemical Co. Ltd.	1,235	262,832
Hansol Paper Co. Ltd.	4,250	49,697
Hansol Technics Co. Ltd.(1)	26,009	141,020
Hanssem Co. Ltd.	996	58,507
Hanwha Aerospace Co. Ltd.	20,175	876,792
Hanwha Corp.	31,349	729,030
Hanwha Corp., Preference Shares	1,663	20,728
Hanwha General Insurance Co. Ltd.(1)	2,720	9,509
Hanwha Investment & Securities Co. Ltd.	57,162	189,388
Hanwha Life Insurance Co. Ltd.(1)	155,428	329,423
Hanwha Solutions Corp.(1)	26,116	819,899
Hanwha Systems Co. Ltd.	15,137	193,321
Harim Holdings Co. Ltd.	24,096	201,789
HD Hyundai Co. Ltd.	14,220	716,103
HDC Holdings Co. Ltd.	3,073	17,915
HDC Hyundai Development Co-Engineering & Construction, E Shares	16,660	186,033
Helixmith Co. Ltd.(1)	1	18
Hite Jinro Co. Ltd.	9,628	276,609
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	94,764
HLB, Inc.(1)	4,391	160,607
HMM Co. Ltd.	106,498	2,784,143
Hotel Shilla Co. Ltd.	8,199	514,395
HS Industries Co. Ltd.	11,046	49,132
Huchems Fine Chemical Corp.	7,190	144,758
Hugel, Inc.(1)	981	98,351
Humax Co. Ltd.(1)	14,003	49,291
Humedix Co. Ltd.	981	16,266
Huons Co. Ltd.	1,038	32,463
Huons Global Co. Ltd.	1,022	20,751
Hwaseung Enterprise Co. Ltd.	1,558	19,752
HYBE Co. Ltd.(1)	763	141,869
Hyosung Advanced Materials Corp.	1,021	425,845
Hyosung Chemical Corp.(1)	1,063	199,658
Hyosung Corp.	740	50,254
Hyosung Heavy Industries Corp.(1)	1,843	92,482
Hyosung TNC Corp.	1,551	534,561
Hyundai Autoever Corp.	926	99,877
Hyundai Construction Equipment Co. Ltd.	4,697	153,498
Hyundai Corp.	3,168	48,188
Hyundai Department Store Co. Ltd.	7,000	445,384
Hyundai Doosan Infracore Co. Ltd.(1)	66,273	341,398

Hyundai Electric & Energy System Co. Ltd.(1)	14,574	265,257
Hyundai Elevator Co. Ltd.	9,493	263,409
Hyundai Engineering & Construction Co. Ltd.	28,444	991,432
Hyundai Futurenet Co., Ltd.	6,288	15,744
Hyundai Glovis Co. Ltd.	8,075	1,377,866
Hyundai Greenfood Co. Ltd.	7,915	53,424
Hyundai Home Shopping Network Corp.	1,866	88,745
Hyundai Livart Furniture Co. Ltd.	618	6,674
Hyundai Marine & Fire Insurance Co. Ltd.	39,765	1,007,931
Hyundai Mipo Dockyard Co. Ltd.(1)	5,532	373,451
Hyundai Mobis Co. Ltd.	7,948	1,396,122
Hyundai Motor Co.	25,960	3,955,783
Hyundai Rotem Co. Ltd.(1)	8,502	132,344
Hyundai Steel Co.	36,693	1,217,573
Hyundai Wia Corp.	6,286	335,554
i-SENS, Inc.	1,013	26,135
ICD Co. Ltd.	6,931	57,233
Il Dong Pharmaceutical Co. Ltd.(1)	137	4,613
Iljin Materials Co. Ltd.	1,375	99,724
Ilyang Pharmaceutical Co. Ltd.	614	13,332
iMarketKorea, Inc.	7,862	70,109
InBody Co. Ltd.	424	9,499
Industrial Bank of Korea	114,889	1,044,742
Innocean Worldwide, Inc.	4,112	167,255
Innox Advanced Materials Co. Ltd.	2,835	100,098
Insun ENT Co. Ltd.(1)	9,908	81,065
Interflex Co. Ltd.(1)	344	4,361
Interpark Corp.	2,065	39,837
INTOPS Co. Ltd.	5,066	156,312
iNtRON Biotechnology, Inc.(1)	1,941	27,117
IS Dongseo Co. Ltd.	9,892	395,058
JB Financial Group Co. Ltd.	74,751	540,455
Jusung Engineering Co. Ltd.	5,248	89,072
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	5,330	111,247
JYP Entertainment Corp.	4,858	222,308
Kakao Corp.	16,245	1,109,522
Kakao Games Corp.(1)	2,446	122,701
KakaoBank Corp.(1)	5,416	177,036
Kangwon Land, Inc.(1)	13,067	296,169
KB Financial Group, Inc., ADR(2)	92,999	4,551,371
KC Co. Ltd.	3,521	65,069
KC Tech Co. Ltd.	6,554	106,195
KCC Corp.	638	178,699
KCC Glass Corp.	8,405	392,108
KEPCO Engineering & Construction Co., Inc.	1,249	74,327
KEPCO Plant Service & Engineering Co. Ltd.	10,471	316,612
KG Dongbu Steel Co. Ltd.	1,377	18,991
Kginicis Co. Ltd.	12,487	159,117
KH Vatec Co. Ltd.	9,846	179,033
Kia Corp.	56,136	3,872,602
KISCO Corp.	15,701	109,610
KISWIRE Ltd.	1,961	40,870
KIWOOM Securities Co. Ltd.	9,227	709,547
KMW Co. Ltd.(1)	4,954	126,090

Koentec Co. Ltd.	3,932	26,948
Koh Young Technology, Inc.	4,065	54,031
Kolmar BNH Co. Ltd.	1,408	35,057
Kolmar Korea Co. Ltd.	1,209	40,650
Kolmar Korea Holdings Co. Ltd.	1,580	26,947
Kolon Corp.	1,460	32,620
Kolon Industries, Inc.	7,471	411,417
KoMiCo Ltd.	1,980	96,656
KONA I Co. Ltd.(1)	3,110	55,738
Korea Aerospace Industries Ltd.	30,242	1,280,257
Korea District Heating Corp.	758	21,363
Korea Electric Power Corp., ADR(1)	52,423	485,437
Korea Electric Terminal Co. Ltd.	2,213	109,461
Korea Gas Corp.	4,476	160,342
Korea Investment Holdings Co. Ltd.	19,981	1,151,722
Korea Line Corp.(1)	109,777	270,592
Korea Petrochemical Ind Co. Ltd.	2,079	260,786
Korea Real Estate Investment & Trust Co. Ltd.	45,582	73,137
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	12,677	933,552
Korea United Pharm, Inc.	1,469	32,985
Korea Zinc Co. Ltd.	1,556	745,069
Korean Air Lines Co. Ltd.(1)	73,608	1,726,722
Korean Reinsurance Co.	29,667	230,629
Krafton, Inc.(1)	1,161	241,554
KT Skylife Co. Ltd.	12,012	90,010
Kumho Petrochemical Co. Ltd.	8,732	1,125,363
Kumho Tire Co., Inc.(1)	23,830	82,161
KUMHOE & C Co. Ltd.	253	1,880
Kwang Dong Pharmaceutical Co. Ltd.	1,298	7,334
Kyung Dong Navien Co. Ltd.	926	34,257
L&C Bio Co. Ltd.	717	22,418
L&F Co. Ltd.(1)	822	172,127
LB Semicon, Inc.	2,163	19,079
LEENO Industrial, Inc.	2,858	360,108
LF Corp.	7,819	123,118
LG Chem Ltd.	4,357	2,047,918
LG Corp.	12,596	812,422
LG Display Co. Ltd., ADR(2)	168,207	1,175,767
LG Electronics, Inc.	24,935	2,103,166
LG Energy Solution(1)	1,253	449,567
LG HelloVision Co. Ltd.	6,071	30,844
LG Household & Health Care Ltd.	500	295,280
LG Innotek Co. Ltd.	5,391	1,665,967
LG Uplus Corp.	103,809	1,160,553
LIG Nex1 Co. Ltd.	8,823	564,367
Lock&Lock Co. Ltd.(1)	3,706	29,177
Lotte Chemical Corp.	2,936	483,471
Lotte Chilsung Beverage Co. Ltd.	2,034	320,154
Lotte Confectionery Co. Ltd.	759	69,441
Lotte Corp.	1,759	49,727
Lotte Data Communication Co.	2,619	62,671
LOTTE Fine Chemical Co. Ltd.	5,710	385,612
Lotte Food Co. Ltd.	61	15,614
LOTTE Himart Co. Ltd.	1,460	25,763
Lotte Rental Co. Ltd.	12,038	363,546

Lotte Shopping Co. Ltd.	5,539	453,020
LS Corp.	5,518	292,984
LS Electric Co. Ltd.	5,011	206,567
Lutronic Corp.	9,910	194,548
LVMC Holdings(1)	7,813	22,262
LX Hausys Ltd.	4,181	169,089
LX Holdings Corp.(1)	17,360	135,811
LX INTERNATIONAL Corp.	12,326	378,080
LX Semicon Co. Ltd.	5,226	533,229
Maeil Dairies Co. Ltd.	2,084	111,136
Mando Corp.	11,489	506,555
Mcnex Co. Ltd.	7,407	231,308
Medytox, Inc.(1)	19	1,937
MegaStudyEdu Co. Ltd.	5,732	427,212
Meritz Financial Group, Inc.	18,139	478,272
Meritz Fire & Marine Insurance Co. Ltd.	21,883	682,241
Meritz Securities Co. Ltd.	166,006	813,466
Mirae Asset Life Insurance Co. Ltd.	22,028	67,131
Mirae Asset Securities Co. Ltd.	111,560	732,302
Miwon Commercial Co. Ltd.	112	15,814
Namhae Chemical Corp.	4,357	44,581
Namsun Aluminum Co. Ltd.(1)	7,959	17,871
NAVER Corp.	7,204	1,668,083
NCSoft Corp.	1,708	625,307
Neowiz(1)	2,115	39,358
NEPES Corp.(1)	5,225	122,460
Netmarble Corp.	1,805	121,061
Nexen Tire Corp.	14,849	75,033
NEXTIN, Inc.	1,041	58,683
NH Investment & Securities Co. Ltd.	72,012	626,713
NHN Corp.(1)	3,656	93,327
NHN KCP Corp.(1)	4,752	61,856
NICE Holdings Co. Ltd.	8,854	110,186
NICE Information Service Co. Ltd.	4,206	57,084
NongShim Co. Ltd.	751	167,163
OCI Co. Ltd.	3,129	324,418
OptoElectronics Solutions Co. Ltd.	901	20,705
Orion Corp./Republic of Korea	3,744	293,729
Orion Holdings Corp.	8,594	99,024
Oscotec, Inc.(1)	168	3,974
Osstem Implant Co. Ltd.	3,438	303,681
Ottogi Corp.	414	147,941
Pan Ocean Co. Ltd.	160,186	979,983
Paradise Co. Ltd.(1)	5,321	70,389
Partron Co. Ltd.	30,167	271,711
Pearl Abyss Corp.(1)	3,308	168,297
PharmaResearch Co. Ltd.	879	58,589
PI Advanced Materials Co. Ltd.	2,947	118,541
Poongsan Corp.	6,690	164,229
POSCO Chemical Co. Ltd.	1,482	155,529
POSCO Holdings, Inc., ADR	50,545	2,907,348
Posco ICT Co. Ltd.	1,823	9,132
Posco International Corp.	14,979	285,486
PSK, Inc.	7,357	268,341
Pulmuone Co. Ltd.	3,081	37,992

S&S Tech Corp.	1,373	28,453
S-1 Corp.	2,010	116,501
S-Oil Corp.	15,324	1,414,291
SAM KANG M&T Co. Ltd.(1)	2,424	43,614
Samjin Pharmaceutical Co. Ltd.	1,819	37,149
Samsung Biologics Co. Ltd.(1)	863	588,969
Samsung C&T Corp.	10,800	1,051,580
Samsung Card Co. Ltd.	2,438	66,883
Samsung Electro-Mechanics Co. Ltd.	14,650	1,820,325
Samsung Electronics Co. Ltd., GDR	24,257	32,583,622
Samsung Engineering Co. Ltd.(1)	73,508	1,453,304
Samsung Fire & Marine Insurance Co. Ltd.	12,070	1,933,592
Samsung Heavy Industries Co. Ltd.(1)	303,186	1,448,888
Samsung Life Insurance Co. Ltd.	16,696	916,367
Samsung Pharmaceutical Co. Ltd.(1)	3,889	12,373
Samsung SDI Co. Ltd.	4,079	1,886,293
Samsung SDS Co. Ltd.	4,704	562,492
Samsung Securities Co. Ltd.	29,725	948,823
Samwha Capacitor Co. Ltd.	1,445	59,214
Samyang Corp.	1,845	78,088
Samyang Foods Co. Ltd.	1,666	124,209
Samyang Holdings Corp.	1,825	119,777
Sangsangin Co. Ltd.	30,631	271,226
SD Biosensor, Inc.	15,037	605,989
Seah Besteel Corp.	5,807	82,078
SeAH Steel Corp.	1,054	152,601
SeAH Steel Holdings Corp.	810	106,008
Sebang Global Battery Co. Ltd.	1,069	53,820
Seegene, Inc.	14,640	525,067
Sejong Telecom, Inc.	2,388	1,875
Seobu T&D	4,115	31,490
Seoul Semiconductor Co. Ltd.	5,718	58,961
SFA Engineering Corp.	2,392	80,810
SFA Semicon Co. Ltd.(1)	13,190	72,100
SGC Energy Co. Ltd.	1,008	32,748
Shin Poong Pharmaceutical Co. Ltd.(1)	907	21,307
Shinhan Financial Group Co. Ltd., ADR(2)	99,703	3,446,733
Shinsegae International, Inc.	7,481	208,707
Shinsegae, Inc.	3,669	749,173
Shinsung E&G Co. Ltd.(1)	13,081	24,147
Shinyoung Securities Co. Ltd.(1)	714	32,991
SillaJen, Inc.(1)	626	1,619
SIMMTECH Co. Ltd.	10,051	412,595
SK Biopharmaceuticals Co. Ltd.(1)	763	53,327
SK Bioscience Co. Ltd.(1)	1,712	186,826
SK Chemicals Co. Ltd.	6,632	688,532
SK D&D Co. Ltd.	2,714	67,675
SK Discovery Co. Ltd.	5,267	170,841
SK Gas Ltd.	666	70,110
SK Hynix, Inc.	116,827	10,125,773
SK IE Technology Co. Ltd.(1)	1,480	150,269
SK Innovation Co. Ltd.(1)	7,408	1,283,396
SK Networks Co. Ltd.	86,082	326,435
SK Securities Co. Ltd.	132,330	86,450
SK Telecom Co. Ltd., ADR(2)	35,658	911,775

SK, Inc.	6,566	1,310,094
SKC Co. Ltd.	3,807	491,830
SL Corp.	6,588	165,537
SM Entertainment Co. Ltd.	3,478	194,420
SNT Dynamics Co. Ltd.	3,850	26,377
SNT Motiv Co. Ltd.	2,927	110,712
Songwon Industrial Co. Ltd.	5,948	120,873
Soulbrain Co. Ltd.	1,205	265,568
Soulbrain Holdings Co., Ltd.	1,229	26,495
SPC Samlip Co. Ltd.	1,750	107,622
Ssangyong Motor Co.(1)	2,905	6,504
STIC Investments, Inc.	2,476	17,778
Studio Dragon Corp.(1)	2,038	126,310
Suheung Co. Ltd.	124	3,690
Sungwoo Hitech Co. Ltd.	2,998	12,992
Taekwang Industrial Co. Ltd.	59	46,236
Taewoong Co. Ltd.(1)	329	2,566
Taeyoung Engineering & Construction Co. Ltd.	8,091	56,094
Taihan Electric Wire Co. Ltd.(1)	39,071	70,290
TES Co. Ltd.	10,262	214,636
TK Corp.	3,134	31,920
Tokai Carbon Korea Co. Ltd.	1,026	113,981
Tongyang Life Insurance Co. Ltd.	24,322	115,103
Tongyang, Inc.	2,830	3,157
Toptec Co. Ltd.(1)	329	2,117
TY Holdings Co. Ltd.(1)	1,589	32,575
Unid Co. Ltd.	2,924	300,097
Value Added Technology Co. Ltd.	3,454	105,364
Vieworks Co. Ltd.	968	30,548
Webzen, Inc.(1)	3,108	52,457
Wemade Co. Ltd.	4,044	276,227
Whanin Pharmaceutical Co. Ltd.	148	2,084
Winix, Inc.	3,028	38,589
WiSoL Co. Ltd.	6,266	53,525
Wonik Holdings Co. Ltd.(1)	5,541	21,941
WONIK IPS Co. Ltd.	7,578	237,487
Wonik Materials Co. Ltd.	745	22,892
Wonik QnC Corp.	6,251	167,544
Woongjin Thinkbig Co. Ltd.	11,642	28,122
Woori Financial Group, Inc.	220,603	2,656,982
Woori Investment Bank Co. Ltd.	161,606	112,156
Woori Technology Investment Co. Ltd.(1)	43,283	241,932
Y G-1 Co. Ltd.	6	41
YG Entertainment, Inc.	1,052	47,883
Youlchon Chemical Co. Ltd.	1,157	21,058
Young Poong Corp.	44	23,904
Youngone Corp.	8,401	313,451
Youngone Holdings Co. Ltd.	3,094	143,464
Yuanta Securities Korea Co. Ltd.	39,133	101,702
Yuhan Corp.	5,667	275,864
Yungjin Pharmaceutical Co. Ltd.(1)	6,008	20,351
Zinus, Inc.	2,151	103,350
		186,206,042
Taiwan — 18.5%
Aaeon Technology, Inc.(1)	1,000	2,810

Abico Avy Co. Ltd.	38,060	28,373
Ability Enterprise Co. Ltd.	102,000	82,824
AcBel Polytech, Inc.(2)	95,000	94,838
Accton Technology Corp.	65,000	514,386
Acer, Inc.(2)	1,085,000	1,080,679
ACES Electronic Co. Ltd.	39,720	57,593
Acter Group Corp. Ltd.	30,207	210,726
ADATA Technology Co. Ltd.(2)	66,000	171,656
Advanced Ceramic X Corp.	9,000	72,035
Advanced International Multitech Co. Ltd.	42,000	132,792
Advanced Optoelectronic Technology, Inc.(1)	23,000	17,367
Advanced Power Electronics Corp.	25,000	110,568
Advantech Co. Ltd.(2)	65,199	804,610
AGV Products Corp.(1)(2)	183,000	70,281
Airtac International Group	4,185	136,225
Alexander Marine Co. Ltd.(2)	13,000	103,590
Allied Circuit Co. Ltd.(2)	10,000	57,078
Alltek Technology Corp.(2)	92,120	122,593
Alltop Technology Co. Ltd.(1)	18,252	107,732
Alpha Networks, Inc.	35,772	33,509
Altek Corp.	31,000	41,669
Amazing Microelectronic Corp.	33,000	169,625
Ampire Co. Ltd.	33,000	28,633
AMPOC Far-East Co. Ltd.	22,000	31,499
AmTRAN Technology Co. Ltd.(2)	186,973	83,596
Anji Technology Co. Ltd.(2)	20,000	35,969
Anpec Electronics Corp.(2)	26,000	188,487
Apacer Technology, Inc.(2)	53,000	78,412
APAQ Technology Co. Ltd.	12,000	21,034
Apex International Co. Ltd.	79,000	246,990
Arcadyan Technology Corp.	43,061	181,098
Ardentec Corp.	192,000	317,707
Argosy Research, Inc.	28,545	88,226
ASE Technology Holding Co. Ltd., ADR	311,197	2,225,059
Asia Cement Corp.(2)	594,000	905,698
Asia Optical Co., Inc.	2,000	4,718
Asia Pacific Telecom Co. Ltd.(1)	7,209	1,761
Asia Polymer Corp.(2)	193,007	195,235
Asia Vital Components Co. Ltd.(2)	123,000	474,662
ASIX Electronics Corp.(1)	11,000	65,297
ASMedia Technology, Inc.	1,000	46,530
ASolid Technology Co. Ltd.	13,000	54,350
ASPEED Technology, Inc.(2)	4,000	317,981
ASROCK, Inc.	8,000	41,989
Asustek Computer, Inc.(2)	160,000	1,873,281
Aten International Co. Ltd.	9,000	24,424
AU Optronics Corp.(2)	3,070,200	1,885,531
Audix Corp.	19,000	32,779
AURAS Technology Co. Ltd.(2)	36,000	228,000
Aurora Corp.(1)	1,000	3,020
AVer Information, Inc.	14,000	24,304
Avermedia Technologies	24,000	21,320
Azurewave Technologies, Inc.(1)	17,000	11,740
Bank of Kaohsiung Co. Ltd.	134,290	61,919
Baolong International Co. Ltd.	34,000	21,898

Basso Industry Corp.	26,000	39,668
BenQ Materials Corp.(2)	76,000	93,372
BES Engineering Corp.	1,052,000	333,623
Bin Chuan Enterprise Co. Ltd.	23,000	22,062
Bioteque Corp.	6,000	22,099
Bizlink Holding, Inc.(2)	14,000	149,536
Bora Pharmaceuticals Co. Ltd.	5,000	28,776
Brighton-Best International Taiwan, Inc.(2)	206,000	247,472
C Sun Manufacturing Ltd.	39,783	60,410
Capital Futures Corp.	19,000	23,779
Capital Securities Corp.	799,000	406,635
Career Technology MFG. Co. Ltd.	115,100	88,434
Caswell, Inc.	3,000	8,610
Catcher Technology Co. Ltd.	223,000	1,255,150
Cathay Financial Holding Co. Ltd.(2)	1,696,000	3,234,967
Cayman Engley Industrial Co. Ltd.	7,000	14,383
Center Laboratories, Inc.	51,738	106,588
Central Reinsurance Co. Ltd.	111,000	109,772
Century Iron & Steel Industrial Co. Ltd.	62,000	246,849
Chailease Holding Co. Ltd.	66,460	511,381
Champion Building Materials Co. Ltd.(1)	91,000	36,201
Champion Microelectronic Corp.	19,000	42,166
Chang Hwa Commercial Bank Ltd.	1,236,935	769,855
Chang Wah Electromaterials, Inc.	159,000	201,397
Chang Wah Technology Co. Ltd.	7,000	22,681
Channel Well Technology Co. Ltd.	20,000	24,703
Charoen Pokphand Enterprise	56,000	157,585
CHC Healthcare Group	41,000	54,971
Chen Full International Co. Ltd.	16,000	21,567
Cheng Loong Corp.	298,000	307,364
Cheng Mei Materials Technology Corp.(1)(2)	321,000	128,742
Cheng Shin Rubber Industry Co. Ltd.	376,000	458,898
Cheng Uei Precision Industry Co. Ltd.	119,000	142,469
Chia Chang Co. Ltd.	30,000	44,223
Chia Hsin Cement Corp.	126,000	81,155
Chicony Electronics Co. Ltd.	96,000	284,252
Chicony Power Technology Co. Ltd.	42,000	102,299
Chieftek Precision Co. Ltd.	1,000	2,747
Chin-Poon Industrial Co. Ltd.(2)	168,000	181,396
China Airlines Ltd.(1)(2)	1,211,000	1,124,869
China Bills Finance Corp.	117,000	67,609
China Chemical & Pharmaceutical Co. Ltd.	152,000	117,852
China Container Terminal Corp.	38,000	46,942
China Development Financial Holding Corp.(2)	3,288,943	1,823,671
China Development Financial Holding Corp., Preference Shares(1)	402,360	120,513
China Electric Manufacturing Corp.	28,000	17,513
China General Plastics Corp.(2)	157,722	169,858
China Man-Made Fiber Corp.(2)	430,320	122,598
China Metal Products	115,000	127,437
China Motor Corp.	67,800	145,268
China Petrochemical Development Corp.(1)(2)	1,190,980	454,607
China Steel Corp.	2,720,000	3,233,263
China Steel Structure Co. Ltd.	18,000	38,235
China Wire & Cable Co. Ltd.	37,000	38,248
Chinese Maritime Transport Ltd.(2)	61,000	112,786

Chipbond Technology Corp.(2)	235,000	559,995
ChipMOS Technologies, Inc.(2)	206,000	343,329
Chlitina Holding Ltd.	21,000	143,891
Chong Hong Construction Co. Ltd.	1,000	2,598
Chroma ATE, Inc.	106,000	602,730
Chun Yuan Steel Industry Co. Ltd.(2)	229,000	154,054
Chung Hung Steel Corp.(2)	257,000	287,253
Chung Hwa Chemical Industrial Works Ltd.(1)(2)	50,000	68,114
Chung Hwa Pulp Corp.(1)(2)	96,000	62,605
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	258,000	455,943
Chunghwa Precision Test Tech Co. Ltd.	4,000	67,638
Chunghwa Telecom Co. Ltd., ADR	52,005	2,236,215
Cleanaway Co. Ltd.	64,000	425,943
Clevo Co.	82,000	96,744
CMC Magnetics Corp.(1)	593,685	183,426
Co-Tech Development Corp.	56,000	111,424
Compal Electronics, Inc.(2)	1,598,000	1,262,219
Compeq Manufacturing Co. Ltd.	537,000	870,056
Concord International Securities Co. Ltd.	75,260	37,379
Concord Securities Co. Ltd.	197,000	88,845
Concraft Holding Co. Ltd.	16,899	13,740
Continental Holdings Corp.	204,000	208,141
Contrel Technology Co. Ltd.	79,000	50,694
Coremax Corp.	10,325	48,082
Coretronic Corp.(2)	125,000	240,619
Creative Sensor, Inc.	35,000	26,825
CTBC Financial Holding Co. Ltd.	4,479,000	4,159,334
CTCI Corp.	324,000	520,196
CviLux Corp.	19,000	26,085
CX Technology Co. Ltd.	16,000	20,898
CyberTAN Technology, Inc.	61,000	49,184
D-Link Corp.(1)	4,600	2,449
DA CIN Construction Co. Ltd.	53,000	57,225
Da-Li Development Co. Ltd.(1)	2,242	2,355
Dafeng TV Ltd.(1)	4,000	6,639
Darfon Electronics Corp.	100,000	149,873
Darwin Precisions Corp.(1)	172,000	62,858
Daxin Materials Corp.	31,000	101,058
Delta Electronics, Inc.(2)	213,000	1,752,606
Depo Auto Parts Ind Co. Ltd.	27,000	63,255
Dimerco Express Corp.	50,160	185,993
Double Bond Chemical Industry Co. Ltd.	1,070	2,111
Dr Wu Skincare Co. Ltd.	8,000	23,650
Dynamic Electronics Co. Ltd.(2)	139,147	119,810
Dynapack International Technology Corp.	63,000	172,490
E Ink Holdings, Inc.	17,000	118,235
E-LIFE MALL Corp.	4,000	11,965
E.Sun Financial Holding Co. Ltd.	1,297,478	1,359,726
Eastern Media International Corp.(2)	88,350	81,517
Eclat Textile Co. Ltd.	9,000	153,091
ECOVE Environment Corp.	1,000	8,478
Edison Opto Corp.(1)	37,000	21,658
Edom Technology Co. Ltd.	68,200	81,915
eGalax_eMPIA Technology, Inc.	20,360	55,075
Egis Technology, Inc.	20,000	72,733

Elan Microelectronics Corp.	155,000	789,660
Elite Advanced Laser Corp.	55,000	85,200
Elite Material Co. Ltd.	121,000	962,977
Elite Semiconductor Microelectronics Technology, Inc.(2)	99,000	417,237
Elitegroup Computer Systems Co. Ltd.	44,000	30,620
eMemory Technology, Inc.	4,000	209,974
ENNOSTAR, Inc.(1)(2)	244,375	530,944
Eson Precision Ind Co. Ltd.	15,000	34,287
Eternal Materials Co. Ltd.(2)	176,000	213,071
Eurocharm Holdings Co. Ltd.	6,000	31,498
Eva Airways Corp.(1)(2)	889,000	1,038,784
Everest Textile Co. Ltd.(1)	2,322	642
Evergreen International Storage & Transport Corp.(2)	225,000	283,966
Evergreen Marine Corp. Taiwan Ltd.	636,190	3,047,102
Everlight Chemical Industrial Corp.	130,000	106,415
Everlight Electronics Co. Ltd.	297,000	455,647
Excelliance Mos Corp.	14,000	89,202
Excelsior Medical Co. Ltd.	56,000	130,349
Far Eastern Department Stores Ltd.	167,000	118,298
Far Eastern International Bank	884,761	352,242
Far Eastern New Century Corp.	878,000	919,905
Far EasTone Telecommunications Co. Ltd.	570,000	1,560,455
Faraday Technology Corp.(2)	70,000	572,732
Farglory F T Z Investment Holding Co. Ltd.	17,000	30,848
Farglory Land Development Co. Ltd.	103,000	232,187
Federal Corp.(2)	89,000	74,821
Feedback Technology Corp.	20,000	59,242
Feng Hsin Steel Co. Ltd.	101,000	274,436
Feng TAY Enterprise Co. Ltd.	54,800	354,928
Firich Enterprises Co. Ltd.(1)	57,223	58,823
First Financial Holding Co. Ltd.	2,371,664	2,224,925
First Hi-Tec Enterprise Co. Ltd.	13,793	23,535
First Steamship Co. Ltd.(1)(2)	391,210	145,070
FIT Holding Co. Ltd.(2)	75,000	79,091
Fitipower Integrated Technology, Inc.	35,361	221,708
Fittech Co. Ltd.	26,223	144,805
FLEXium Interconnect, Inc.(1)	82,000	285,045
Flytech Technology Co. Ltd.	31,000	82,902
FocalTech Systems Co. Ltd.(2)	53,804	210,959
Forcecon Tech Co. Ltd.(2)	20,595	51,258
Forest Water Environment Engineering Co. Ltd.	70	73
Formosa Advanced Technologies Co. Ltd.	41,000	56,984
Formosa Chemicals & Fibre Corp.	586,000	1,650,666
Formosa International Hotels Corp.	24,000	141,071
Formosa Laboratories, Inc.(1)	36,000	60,583
Formosa Oilseed Processing Co. Ltd.	52,000	90,082
Formosa Petrochemical Corp.	50,000	166,281
Formosa Plastics Corp.	708,000	2,553,206
Formosa Sumco Technology Corp.	7,000	62,008
Formosa Taffeta Co. Ltd.	170,000	158,366
Formosan Rubber Group, Inc.	87,000	65,157
Formosan Union Chemical(2)	237,650	209,634
Fortune Electric Co. Ltd.	1,000	1,239
Foxconn Technology Co. Ltd.(2)	306,000	572,229
Foxsemicon Integrated Technology, Inc.	25,000	190,275

Franbo Lines Corp.(1)(2)	82,471	78,207
Froch Enterprise Co. Ltd.(2)	45,000	45,006
FSP Technology, Inc.	20,000	29,279
Fubon Financial Holding Co. Ltd.	1,570,115	3,442,901
Fulgent Sun International Holding Co. Ltd.	12,000	62,745
Fulltech Fiber Glass Corp.(1)	92,000	44,970
Fusheng Precision Co. Ltd.	26,000	182,752
G Shank Enterprise Co. Ltd.	32,000	54,923
Gamania Digital Entertainment Co. Ltd.	95,000	221,847
GEM Services, Inc.	9,000	25,918
Gemtek Technology Corp.	141,000	140,636
General Interface Solution Holding Ltd.	57,000	177,571
Generalplus Technology, Inc.	27,000	73,524
GeneReach Biotechnology Corp.(2)	13,206	51,248
Genesys Logic, Inc.	12,000	86,587
Genius Electronic Optical Co. Ltd.(2)	19,079	270,516
Getac Holdings Corp.	94,000	146,765
GFC Ltd.	1,000	2,391
Giant Manufacturing Co. Ltd.	52,000	468,956
Giantplus Technology Co. Ltd.(1)	6,000	2,302
Gigabyte Technology Co. Ltd.	261,000	1,008,383
Global Brands Manufacture Ltd.(2)	109,280	115,999
Global Lighting Technologies, Inc.	26,000	54,137
Global Mixed Mode Technology, Inc.	29,000	220,801
Global PMX Co. Ltd.	14,000	73,731
Global Unichip Corp.(2)	30,000	564,779
Globalwafers Co. Ltd.	11,000	236,020
Gloria Material Technology Corp.(2)	191,000	193,068
GMI Technology, Inc.(1)	59,400	51,035
Gold Circuit Electronics Ltd.(2)	104,000	289,147
Goldsun Building Materials Co. Ltd.	481,674	448,862
Gourmet Master Co. Ltd.	26,000	85,049
Grand Fortune Securities Co. Ltd.(2)	108,000	62,249
Grand Ocean Retail Group Ltd.	1,000	599
Grand Pacific Petrochemical(2)	418,000	350,938
Grand Process Technology Corp.	3,000	31,624
Grape King Bio Ltd.	43,000	210,141
Great China Metal Industry	9,000	8,047
Great Tree Pharmacy Co. Ltd.	6,485	65,971
Great Wall Enterprise Co. Ltd.	110,210	187,033
Greatek Electronics, Inc.	87,000	214,549
Group Up Industrial Co. Ltd.	8,000	28,430
Gudeng Precision Industrial Co. Ltd.	3,346	29,630
Hai Kwang Enterprise Corp.(2)	76,000	68,146
Hannstar Board Corp.	146,927	184,328
HannStar Display Corp.(2)	743,000	317,708
HannsTouch Solution, Inc.	238,000	94,994
Harmony Electronics Corp.	17,000	25,593
Harvatek Corp.	35,000	27,864
Heran Co. Ltd.	7,000	27,173
Highlight Tech Corp.	16,000	27,721
Highwealth Construction Corp.	6,600	10,541
Hiroca Holdings Ltd.	29,000	55,257
Hitron Technology, Inc.	42,000	28,693
Hiwin Technologies Corp.(2)	52,358	403,033

Ho Tung Chemical Corp.	506,000	172,574
Hocheng Corp.	126,000	55,512
Hold-Key Electric Wire & Cable Co. Ltd.(1)	44,800	20,347
Holiday Entertainment Co. Ltd.	13,000	25,077
Holtek Semiconductor, Inc.(2)	78,000	266,654
Holy Stone Enterprise Co. Ltd.	58,000	223,448
Hon Hai Precision Industry Co. Ltd.	1,667,000	6,463,491
Hong Pu Real Estate Development Co. Ltd.(1)	11,000	8,175
Hong TAI Electric Industrial	36,000	30,369
Horizon Securities Co. Ltd.(2)	152,000	80,015
Hota Industrial Manufacturing Co. Ltd.	31,000	80,261
Hotai Finance Co. Ltd.	72,000	254,020
Hotai Motor Co. Ltd.	38,000	822,281
Hsin Kuang Steel Co. Ltd.	2,000	3,415
Hsin Yung Chien Co. Ltd.	9,900	40,643
Hsing TA Cement Co.	62,000	42,424
HTC Corp.(1)(2)	48,000	82,064
Hu Lane Associate, Inc.	35,225	152,198
Hua Nan Financial Holdings Co. Ltd.	1,904,243	1,553,286
Huaku Development Co. Ltd.	51,000	165,620
Huang Hsiang Construction Corp.	31,000	57,830
Huikwang Corp.	14,000	22,074
Hung Ching Development & Construction Co. Ltd.	31,000	28,576
Hung Sheng Construction Ltd.	128,880	110,993
Huxen Corp.	3,000	5,293
Hycon Technology Corp.	14,351	53,180
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,835
IBF Financial Holdings Co. Ltd.	611,806	328,252
Ichia Technologies, Inc.	57,000	30,539
IEI Integration Corp.	20,000	30,717
Info-Tek Corp.	32,000	72,248
Infortrend Technology, Inc.	92,000	49,039
Innodisk Corp.	13,160	90,219
Innolux Corp.(1)(2)	3,207,000	1,529,329
Inpaq Technology Co. Ltd.(1)(2)	30,000	58,645
Insyde Software Corp.	18,000	56,650
Integrated Service Technology, Inc.(1)	39,000	69,078
Interactive Digital Technologies, Inc.	5,000	12,591
International CSRC Investment Holdings Co.	444,000	325,001
International Games System Co. Ltd.	28,000	722,048
Inventec Corp.	784,000	693,156
ITE Technology, Inc.	72,000	247,995
ITEQ Corp.(2)	65,000	239,081
Jarllytec Co. Ltd.	27,000	61,893
Jentech Precision Industrial Co. Ltd.	3,000	36,255
Jess-Link Products Co. Ltd.	39,000	53,290
Jih Lin Technology Co. Ltd.	11,000	32,197
Jiin Yeeh Ding Enterprise Co. Ltd.(1)(2)	33,000	37,141
K Laser Technology, Inc.	38,000	27,267
Kaimei Electronic Corp.(2)	21,000	48,425
Kaori Heat Treatment Co. Ltd.	53,000	115,587
KEE TAI Properties Co. Ltd.	181,000	81,656
Kenda Rubber Industrial Co. Ltd.	124,800	133,072
Kerry TJ Logistics Co. Ltd.(2)	94,000	138,494
Kindom Development Co. Ltd.	164,200	195,674

King Slide Works Co. Ltd.	3,000	46,177
King Yuan Electronics Co. Ltd.	561,000	881,394
King's Town Bank Co. Ltd.(2)	318,000	392,371
Kinik Co.(2)	64,000	341,253
Kinpo Electronics	279,000	131,229
Kinsus Interconnect Technology Corp.(2)	188,000	1,116,666
KMC Kuei Meng International, Inc.	14,000	82,166
KNH Enterprise Co. Ltd.(2)	99,000	71,021
KS Terminals, Inc.	16,000	42,677
Kung Long Batteries Industrial Co. Ltd.	48,000	224,597
Kung Sing Engineering Corp.	70,400	17,627
Kuo Toong International Co. Ltd.	67,000	46,371
Kuo Yang Construction Co. Ltd.(1)	49,727	35,192
L&K Engineering Co. Ltd.	44,000	47,652
LandMark Optoelectronics Corp.(1)	15,000	74,894
Lanner Electronics, Inc.	18,000	34,896
Largan Precision Co. Ltd.	26,000	1,487,992
Leadtek Research, Inc.(1)(2)	33,000	52,740
Leadtrend Technology Corp.(1)	19,000	74,469
Lealea Enterprise Co. Ltd.(1)	101,000	37,415
Lelon Electronics Corp.	12,138	26,830
Lemtech Holdings Co. Ltd.	6,898	24,845
Li Cheng Enterprise Co. Ltd.(1)	1,071	876
Li Peng Enterprise Co. Ltd.(1)	391,000	109,386
Lian HWA Food Corp.	42,710	123,890
Lien Hwa Industrial Holdings Corp.	7,656	15,171
Lingsen Precision Industries Ltd.(1)(2)	167,000	122,626
Lion Travel Service Co. Ltd.(1)	1,000	3,511
Lite-On Technology Corp.	535,000	1,157,390
Liton Technology Corp.	18,000	25,315
Long Bon International Co. Ltd.(1)	1,800	1,036
Longchen Paper & Packaging Co. Ltd.(2)	168,587	105,685
Longwell Co.	17,000	33,482
Lotes Co. Ltd.	20,251	548,705
Lotus Pharmaceutical Co. Ltd.	28,000	123,202
Lucky Cement Corp.	60,000	23,080
Lumax International Corp. Ltd.	10,000	24,044
Lung Yen Life Service Corp.	18,000	29,292
Macauto Industrial Co. Ltd.	11,000	25,681
Machvision, Inc.	17,039	110,864
Macroblock, Inc.	19,000	108,710
Macronix International Co. Ltd.(2)	759,000	1,024,700
Makalot Industrial Co. Ltd.(2)	40,825	228,923
Marketech International Corp.	38,000	170,466
Materials Analysis Technology, Inc.	20,000	84,460
Mechema Chemicals International Corp.	2,000	9,557
MediaTek, Inc.	101,000	3,123,034
Mega Financial Holding Co. Ltd.	1,179,000	1,566,287
Mercuries & Associates Holding Ltd.	55,000	37,155
Mercuries Life Insurance Co. Ltd.(1)(2)	533,211	131,967
Merry Electronics Co. Ltd.	6,000	16,898
Micro-Star International Co. Ltd.	103,000	474,893
Microbio Co. Ltd.(1)	6,589	13,323
MIN AIK Technology Co. Ltd.(1)	35,000	25,642
Mirle Automation Corp.	41,000	57,411

Mitac Holdings Corp.(2)	350,560	337,315
momo.com, Inc.	7,500	214,058
MOSA Industrial Corp.	48,000	52,416
Mosel Vitelic, Inc.	30,000	46,983
Motech Industries, Inc.(2)	93,000	94,022
MPI Corp.	31,000	111,907
Nak Sealing Technologies Corp.	15,000	44,246
Namchow Holdings Co. Ltd.	33,000	53,858
Nan Kang Rubber Tire Co. Ltd.(1)	32,000	45,099
Nan Liu Enterprise Co. Ltd.	6,000	17,093
Nan Pao Resins Chemical Co. Ltd.	11,000	51,060
Nan Ya Plastics Corp.	941,000	2,752,506
Nan Ya Printed Circuit Board Corp.(2)	55,000	737,010
Nantex Industry Co. Ltd.	136,000	240,022
Nanya Technology Corp.(2)	285,000	650,427
Netronix, Inc.	17,000	28,821
Nichidenbo Corp.	36,000	67,348
Nien Made Enterprise Co. Ltd.	39,000	421,675
Niko Semiconductor Co. Ltd.	13,000	32,833
Nishoku Technology, Inc.	6,000	18,127
Novatek Microelectronics Corp.(2)	139,000	1,925,466
Nuvoton Technology Corp.	50,428	297,740
Nyquest Technology Co. Ltd.	14,000	60,786
O-Bank Co. Ltd.	642,430	194,402
O-TA Precision Industry Co. Ltd.	14,000	68,978
Ocean Plastics Co. Ltd.	30,000	33,455
OptoTech Corp.(2)	200,000	343,421
Orient Semiconductor Electronics Ltd.(1)	254,000	184,936
Oriental Union Chemical Corp.(1)	218,000	147,185
P-Duke Technology Co. Ltd.	2,105	5,219
Pacific Hospital Supply Co. Ltd.	11,099	26,952
Pan Jit International, Inc.(2)	287,000	820,044
Pan-International Industrial Corp.	112,000	148,658
Parade Technologies Ltd.	2,000	103,159
Pegatron Corp.	711,000	1,696,784
Pegavision Corp.	8,000	120,737
PharmaEngine, Inc.	52,000	131,541
Pharmally International Holding Co. Ltd.(1)	1,282	2,500
Phihong Technology Co. Ltd.(1)(2)	67,000	90,015
Phison Electronics Corp.	17,000	229,991
Phoenix Silicon International Corp.	38,000	79,989
Pixart Imaging, Inc.	42,000	167,359
Polytronics Technology Corp.	2,094	5,978
Pou Chen Corp.	569,000	610,661
Power Wind Health Industry, Inc.	4,252	18,453
Powertech Technology, Inc.	283,000	949,998
Poya International Co. Ltd.	12,180	120,196
President Chain Store Corp.(1)	172,000	1,627,827
President Securities Corp.	264,929	170,746
Primax Electronics Ltd.	83,000	175,457
Prince Housing & Development Corp.	361,000	152,512
Promate Electronic Co. Ltd.	35,000	51,757
Prosperity Dielectrics Co. Ltd.(2)	34,000	58,133
Qisda Corp.	251,000	251,102
QST International Corp.	10,000	19,852

Quang Viet Enterprise Co. Ltd.	6,000	23,055
Quanta Computer, Inc.	453,000	1,236,140
Quanta Storage, Inc.(1)	41,000	55,114
Radiant Opto-Electronics Corp.	126,000	451,537
Radium Life Tech Co. Ltd.	134,000	44,393
Realtek Semiconductor Corp.	111,000	1,684,714
Rechi Precision Co. Ltd.	41,000	24,805
Rexon Industrial Corp. Ltd.	49,000	66,787
Rich Development Co. Ltd.	92,000	28,205
RiTdisplay Corp.	24,000	40,669
Ritek Corp.(1)	64,281	19,723
Roo Hsing Co. Ltd.(1)	170,000	29,353
Ruentex Development Co. Ltd.	361,600	955,447
Ruentex Engineering & Construction Co.	23,290	88,994
Ruentex Industries Ltd.(2)	189,800	552,008
Sampo Corp.	50,000	52,835
San Fang Chemical Industry Co. Ltd.	10,000	6,913
San Shing Fastech Corp.	17,000	33,579
Sanyang Motor Co. Ltd.	244,000	263,077
Savior Lifetec Corp.(1)	7,372	4,223
SCI Pharmtech, Inc.	9,600	27,483
Scientech Corp.	24,000	73,468
ScinoPharm Taiwan Ltd.	2,000	1,574
SDI Corp.(2)	27,000	140,219
Senao International Co. Ltd.	1,000	1,157
Senao Networks, Inc.	7,000	47,600
Sensortek Technology Corp.	6,000	69,954
Sesoda Corp.(2)	111,997	211,857
Shanghai Commercial & Savings Bank Ltd.	799,000	1,386,413
Sheng Yu Steel Co. Ltd.	51,000	54,025
ShenMao Technology, Inc.	17,000	39,647
Shih Her Technologies, Inc.	24,000	54,124
Shih Wei Navigation Co. Ltd.(1)(2)	97,875	148,821
Shihlin Paper Corp.(1)	33,000	66,301
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	60,492
Shin Kong Financial Holding Co. Ltd.(2)	4,394,740	1,396,057
Shin Zu Shing Co. Ltd.(1)	51,536	152,533
Shining Building Business Co. Ltd.(1)	125,000	42,169
Shinkong Insurance Co. Ltd.	66,000	121,905
Shinkong Synthetic Fibers Corp.	389,000	258,465
Shiny Chemical Industrial Co. Ltd.	31,666	234,155
ShunSin Technology Holding Ltd.	12,000	31,020
Shuttle, Inc.(1)(2)	124,000	58,006
Sigurd Microelectronics Corp.	206,063	420,568
Silergy Corp.	3,000	308,305
Silicon Integrated Systems Corp.(2)	257,640	203,953
Simplo Technology Co. Ltd.(2)	54,000	557,409
Sinbon Electronics Co. Ltd.	4,000	35,580
Sincere Navigation Corp.(2)	79,060	72,819
Singatron Enterprise Co. Ltd.	48,000	39,804
Sinher Technology, Inc.	15,000	19,196
Sinkang Industries Co. Ltd.	33,000	29,315
Sinmag Equipment Corp.	9,000	30,097
Sino-American Silicon Products, Inc.(2)	171,000	1,012,512
Sinon Corp.	264,000	300,933

SinoPac Financial Holdings Co. Ltd.	3,168,000	1,971,229
Sinopower Semiconductor, Inc.	6,000	32,011
Sinyi Realty, Inc.	34,000	41,038
Sitronix Technology Corp.(2)	43,000	378,884
Siward Crystal Technology Co. Ltd.	72,000	94,292
Soft-World International Corp.	4,000	11,164
Softstar Entertainment, Inc.	29,000	87,882
Solar Applied Materials Technology Corp.(2)	264,670	435,224
Solomon Technology Corp.(2)	54,000	50,345
Solteam, Inc.	36,000	78,074
Sonix Technology Co. Ltd.(2)	66,000	174,482
Speed Tech Corp.	34,000	71,774
Sporton International, Inc.	10,000	67,092
St Shine Optical Co. Ltd.	21,000	206,441
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	23,699
Standard Foods Corp.	59,000	96,517
Star Comgistic Capital Co. Ltd.	17,274	15,182
Stark Technology, Inc.	25,000	77,647
Sunjuice Holdings Co. Ltd.	3,000	29,388
Sunny Friend Environmental Technology Co. Ltd.	10,000	70,935
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	42,195
Sunplus Technology Co. Ltd.(1)	25,000	31,549
Sunrex Technology Corp.	24,000	30,828
Supreme Electronics Co. Ltd.	49,755	81,549
Swancor Holding Co. Ltd.	10,000	44,898
Sweeten Real Estate Development Co. Ltd.	4,320	3,719
Symtek Automation Asia Co. Ltd.	29,000	111,953
Syncmold Enterprise Corp.	32,000	73,769
Synnex Technology International Corp.	393,000	945,587
Systex Corp.	17,000	46,114
T3EX Global Holdings Corp.(2)	57,213	259,975
TA Chen Stainless Pipe(2)	605,133	897,953
Ta Ya Electric Wire & Cable(2)	120,154	108,744
TA-I Technology Co. Ltd.	31,750	60,438
TAI Roun Products Co. Ltd.	23,000	14,528
Tai Tung Communication Co. Ltd.(1)(2)	42,000	23,449
Taichung Commercial Bank Co. Ltd.	1,432,977	686,324
TaiDoc Technology Corp.(2)	32,000	245,415
Taiflex Scientific Co. Ltd.	22,000	35,746
Taigen Biopharmaceuticals Holdings Ltd.(1)	68,000	37,378
Taimide Tech, Inc.(2)	55,000	105,678
Tainan Spinning Co. Ltd.(2)	189,000	130,894
Taishin Financial Holding Co. Ltd.	3,244,317	1,995,000
Taisun Enterprise Co. Ltd.	4,000	4,348
Taita Chemical Co. Ltd.	77,000	77,916
Taiwan Business Bank(2)	2,495,853	1,051,823
Taiwan Cement Corp.(2)	689,004	1,009,323
Taiwan Cogeneration Corp.	48,000	63,619
Taiwan Cooperative Financial Holding Co. Ltd.	1,931,324	1,863,577
Taiwan FamilyMart Co. Ltd.	1,000	6,485
Taiwan Fertilizer Co. Ltd.	284,000	680,830
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	28,067
Taiwan FU Hsing Industrial Co. Ltd.	29,000	41,358
Taiwan Glass Industry Corp.	412,000	321,289
Taiwan High Speed Rail Corp.	513,000	488,112

Taiwan Hon Chuan Enterprise Co. Ltd.	168,000	430,969
Taiwan Hopax Chemicals Manufacturing Co. Ltd.(2)	41,000	67,868
Taiwan IC Packaging Corp.(1)	32,000	17,755
Taiwan Mask Corp.(1)	24,000	77,024
Taiwan Mobile Co. Ltd.	393,000	1,460,363
Taiwan Navigation Co. Ltd.(2)	126,000	160,068
Taiwan Paiho Ltd.	92,000	214,544
Taiwan PCB Techvest Co. Ltd.	238,000	436,748
Taiwan Sakura Corp.	4,000	9,000
Taiwan Secom Co. Ltd.	62,000	234,610
Taiwan Semiconductor Co. Ltd.(2)	76,000	218,154
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	389,130	37,084,089
Taiwan Shin Kong Security Co. Ltd.	7,070	9,981
Taiwan Steel Union Co. Ltd.	22,000	69,678
Taiwan Styrene Monomer	72,000	38,938
Taiwan Surface Mounting Technology Corp.	83,000	317,320
Taiwan TEA Corp.(1)	173,000	112,507
Taiwan Union Technology Corp.	70,000	184,622
Taiyen Biotech Co. Ltd.	24,000	27,993
Tatung Co. Ltd.(1)(2)	483,000	585,143
Tatung System Technologies, Inc.	21,000	28,183
TCI Co. Ltd.(2)	19,000	102,573
Teco Electric and Machinery Co. Ltd.	580,000	615,549
Test Research, Inc.	48,000	109,765
Test Rite International Co. Ltd.	33,000	25,292
Tex-Ray Industrial Co. Ltd.	7,000	3,333
Thermaltake Technology Co. Ltd.	97	89
Thinking Electronic Industrial Co. Ltd.	14,000	68,433
Thye Ming Industrial Co. Ltd.	77,400	119,675
Ton Yi Industrial Corp.	421,000	234,756
Tong Hsing Electronic Industries Ltd.	49,472	433,499
Tong Yang Industry Co. Ltd.	135,000	185,307
Top Bright Holding Co. Ltd.	8,000	30,819
Topco Scientific Co. Ltd.	95,000	545,353
Topkey Corp.	6,000	26,595
Topoint Technology Co. Ltd.	51,000	60,170
TPK Holding Co. Ltd.	138,000	161,591
Trade-Van Information Services Co.	2,000	3,928
Transcend Information, Inc.	16,000	39,624
Tripod Technology Corp.	126,000	502,916
Tsann Kuen Enterprise Co. Ltd.	55,000	66,380
TSC Auto ID Technology Co. Ltd.	8,000	50,053
TSRC Corp.	251,000	257,054
Ttet Union Corp.	6,000	31,785
TTY Biopharm Co. Ltd.	74,000	175,455
Tul Corp.	18,000	60,825
Tung Ho Steel Enterprise Corp.	327,760	714,210
Tung Thih Electronic Co. Ltd.	12,000	74,270
TXC Corp.(2)	146,000	483,805
Tycoons Group Enterprise(1)	66,000	23,106
U-Ming Marine Transport Corp.(2)	207,000	416,977
UDE Corp.	31,000	47,532
Ultra Chip, Inc.(2)	20,000	120,453
Uni-President Enterprises Corp.	777,000	1,797,907
Unimicron Technology Corp.(2)	421,000	3,089,978

Union Bank of Taiwan(1)	731,401	372,879
Unitech Computer Co. Ltd.	46,000	54,540
Unitech Printed Circuit Board Corp.(1)	100,000	58,118
United Integrated Services Co. Ltd.	70,000	433,356
United Microelectronics Corp.(2)	2,315,000	4,079,290
United Renewable Energy Co. Ltd.(1)	225,085	164,416
Universal Cement Corp.	107,000	80,756
Universal Vision Biotechnology Co. Ltd.	14,000	124,663
Universal, Inc.	17,000	18,679
Unizyx Holding Corp.(1)(2)	147,000	138,673
UPC Technology Corp.	209,000	122,608
Userjoy Technology Co. Ltd.	15,350	42,492
USI Corp.(2)	262,000	228,835
Utechzone Co. Ltd.	26,000	74,971
Vanguard International Semiconductor Corp.(2)	353,000	1,294,806
Ventec International Group Co. Ltd.	17,000	54,892
VIA Labs, Inc.	2,000	23,044
Visual Photonics Epitaxy Co. Ltd.(2)	44,000	146,220
Voltronic Power Technology Corp.	9,100	459,909
Wafer Works Corp.(2)	41,000	87,542
Wah Hong Industrial Corp.	19,000	20,787
Wah Lee Industrial Corp.	37,740	133,960
Walsin Lihwa Corp.(2)	637,000	1,024,347
Walsin Technology Corp.(2)	95,000	375,672
Walton Advanced Engineering, Inc.	88,000	44,426
Wan Hai Lines Ltd.(2)	153,600	822,154
WEI Chih Steel Industrial Co. Ltd.(1)	76,000	85,660
Wei Chuan Foods Corp.	82,000	58,906
Weikeng Industrial Co. Ltd.	216,000	230,011
Well Shin Technology Co. Ltd.	16,000	24,252
Wholetech System Hitech Ltd.	33,000	54,194
Win Semiconductors Corp.	94,000	725,834
Winbond Electronics Corp.(2)	1,330,000	1,327,717
Winstek Semiconductor Co. Ltd.	22,000	39,301
WinWay Technology Co. Ltd.	10,000	135,438
Wisdom Marine Lines Co. Ltd.(2)	209,378	697,436
Wisechip Semiconductor, Inc.	12,000	27,479
Wistron Corp.(2)	509,000	496,063
Wistron Information Technology & Services Corp.	8,000	23,338
Wistron NeWeb Corp.	275,000	610,745
Wiwynn Corp.(2)	5,000	157,522
Wowprime Corp.(2)	34,000	135,437
WPG Holdings Ltd.(1)	271,000	491,481
WT Microelectronics Co. Ltd.	159,000	408,934
Xander International Corp.(1)	38,000	34,893
XinTec, Inc.(2)	39,000	196,570
Xxentria Technology Materials Corp.	16,000	36,998
Yageo Corp.	85,212	1,178,642
Yang Ming Marine Transport Corp.(1)(2)	525,000	2,229,549
YC INOX Co. Ltd.	78,486	82,530
Yea Shin International Development Co. Ltd.	35,000	28,624
Yem Chio Co. Ltd.	99,579	54,186
Yeong Guan Energy Technology Group Co. Ltd.(2)	24,000	44,308
YFY, Inc.	403,000	397,731
Yieh Hsing Enterprise Co. Ltd.(1)(2)	41,000	21,508

Yieh Phui Enterprise Co. Ltd.(1)(2)	164,000	114,859
Young Fast Optoelectronics Co. Ltd.(1)	39,000	41,382
Youngtek Electronics Corp.	50,000	129,721
Yuanta Financial Holding Co. Ltd.	1,762,440	1,471,146
Yulon Finance Corp.	80,530	600,615
Yulon Motor Co. Ltd.	234,397	357,263
YungShin Global Holding Corp.	3,000	4,339
Zeng Hsing Industrial Co. Ltd.	15,000	71,463
Zenitron Corp.	50,000	64,642
Zero One Technology Co. Ltd.	42,526	60,803
Zhen Ding Technology Holding Ltd.(2)	190,000	785,560
Zinwell Corp.(1)	75,000	43,395
Zippy Technology Corp.	3,000	4,453
ZongTai Real Estate Development Co. Ltd.	64,000	79,494
		238,141,590
Thailand — 2.5%
AAPICO Hitech PCL, NVDR	99,800	69,985
Advanced Info Service PCL, NVDR	145,200	919,795
Advanced Information Technology PCL, NVDR	219,700	44,525
AEON Thana Sinsap Thailand PCL, NVDR	34,200	190,677
Airports of Thailand PCL, NVDR(1)	278,000	566,358
AJ Plast PCL, NVDR	39,300	19,042
Amanah Leasing PCL, NVDR	318,700	46,903
Amata Corp. PCL, NVDR	263,000	154,297
Ananda Development PCL, NVDR(1)	53,000	2,060
AP Thailand PCL, NVDR	1,427,900	467,244
Aqua Corp. PCL, NVDR(1)	1,757,300	30,188
Asia Aviation PCL, NVDR(1)	50,344	4,151
Asia Plus Group Holdings PCL, NVDR	561,700	53,483
Asia Sermkij Leasing PCL, NVDR	35,700	43,984
Asian Sea Corp. PCL, NVDR	72,150	34,532
Asset World Corp. PCL, NVDR	529,200	78,872
B Grimm Power PCL, NVDR	143,400	144,272
Bangchak Corp. PCL, NVDR	538,000	516,410
Bangkok Airways PCL, NVDR(1)	59,900	18,739
Bangkok Bank PCL, NVDR	74,200	283,796
Bangkok Chain Hospital PCL, NVDR	609,300	361,707
Bangkok Dusit Medical Services PCL, NVDR	972,500	731,604
Bangkok Expressway & Metro PCL, NVDR	478,300	127,738
Bangkok Land PCL, NVDR	2,403,600	70,995
Bangkok Life Assurance PCL, NVDR	531,800	607,301
Banpu PCL, NVDR	2,207,666	799,231
Banpu Power PCL, NVDR	69,100	32,082
BCPG PCL, NVDR	117,700	40,570
Beauty Community PCL, NVDR(1)	64,400	2,663
BEC World PCL, NVDR	687,000	311,383
Berli Jucker PCL, NVDR	66,300	70,168
Better World Green PCL, NVDR(1)	3,280,900	92,034
BG Container Glass PCL, NVDR	56,100	17,523
BTS Group Holdings PCL, NVDR	520,100	135,122
Bumrungrad Hospital PCL, NVDR	98,800	503,802
Cal-Comp Electronics Thailand PCL, NVDR	476,838	34,906
Carabao Group PCL, NVDR	10,500	33,831
Central Pattana PCL, NVDR	198,200	371,643
Central Retail Corp. PCL, NVDR	185,866	206,250

CH Karnchang PCL, NVDR	368,600	224,720
Charoen Pokphand Foods PCL, NVDR	687,300	521,170
Chularat Hospital PCL, NVDR	1,029,300	111,842
CK Power PCL, NVDR	121,300	19,296
Com7 PCL, NVDR	540,200	595,190
Country Group Development PCL, NVDR(1)	979,000	12,317
CP ALL PCL, NVDR	355,900	688,401
Delta Electronics Thailand PCL, NVDR	13,400	134,685
Dhipaya Group Holdings PCL, NVDR(1)	48,200	92,856
Diamond Building Products PCL, NVDR	51,200	11,196
Dynasty Ceramic PCL, NVDR	1,977,800	165,257
Eastern Polymer Group PCL, NVDR	295,500	87,037
Ekachai Medical Care PCL, NVDR	156,000	36,905
Electricity Generating PCL, NVDR	79,700	418,806
Energy Absolute PCL, NVDR	230,700	603,725
Erawan Group PCL, NVDR(1)	77,040	8,594
Esso Thailand PCL, NVDR(1)	308,100	92,375
Forth Corp. PCL, NVDR	129,100	182,276
G J Steel PCL, NVDR(1)	6,403,900	86,016
GFPT PCL, NVDR	188,400	91,862
Global Power Synergy PCL, NVDR	115,800	225,336
Gulf Energy Development PCL, NVDR	164,020	232,180
Gunkul Engineering PCL, NVDR	1,181,800	199,457
Haad Thip PCL, NVDR	13,900	12,290
Hana Microelectronics PCL, NVDR	94,800	129,624
Home Product Center PCL, NVDR	949,300	412,022
Ichitan Group PCL, NVDR	86,500	24,085
Indorama Ventures PCL, NVDR	324,200	465,137
IRPC PCL, NVDR	2,627,800	264,865
Italian-Thai Development PCL, NVDR(1)	1,929,200	111,435
Jasmine International PCL, NVDR(1)	3,216,700	328,737
Jay Mart PCL, NVDR	68,641	121,645
JMT Network Services PCL, NVDR	71,668	161,844
JWD Infologistics PCL, NVDR	210,600	97,894
KCE Electronics PCL, NVDR	279,500	537,990
KGI Securities Thailand PCL, NVDR	805,200	124,675
Khon Kaen Sugar Industry PCL, NVDR	380,000	43,019
Kiatnakin Phatra Bank PCL, NVDR	99,300	208,833
Krung Thai Bank PCL, NVDR	798,700	352,183
Krungthai Card PCL, NVDR	200,500	358,336
Land & Houses PCL, NVDR	2,174,500	568,636
Lanna Resources PCL, NVDR	86,300	49,447
LPN Development PCL, NVDR	441,700	60,392
Major Cineplex Group PCL, NVDR	59,700	37,271
Master Ad PCL, NVDR(1)	1,993,300	41,908
MBK PCL, NVDR(1)	180,600	75,432
MC Group PCL, NVDR	20,300	5,576
MCS Steel PCL, NVDR	184,800	68,026
Mega Lifesciences PCL, NVDR	88,500	134,536
MFEC PCL, NVDR	71,500	20,667
Minor International PCL, NVDR(1)	496,000	506,683
MK Restaurants Group PCL, NVDR	9,300	14,332
Muangthai Capital PCL, NVDR	132,000	189,604
Namyong Terminal PCL, NVDR	30,600	3,996
Noble Development PCL, NVDR	205,200	30,597

Nusasiri PCL, NVDR(1)	2,794,300	115,840
Origin Property PCL, NVDR	292,000	92,835
Osotspa PCL, NVDR	98,800	100,161
Plan B Media PCL, NVDR(1)	739,800	168,578
Polyplex Thailand PCL, NVDR	98,600	70,838
POSCO-Thainox PCL, NVDR	576,900	21,356
Precious Shipping PCL, NVDR	524,200	303,061
Premier Marketing PCL, NVDR	72,700	19,504
Prima Marine PCL, NVDR	477,300	85,716
Property Perfect PCL, NVDR	2,307,910	29,024
Pruksa Holding PCL, NVDR	89,200	35,145
PTG Energy PCL, NVDR	269,800	114,933
PTT Exploration & Production PCL, NVDR	252,200	1,241,688
PTT Global Chemical PCL, NVDR	399,100	561,494
PTT Oil & Retail Business PCL, NVDR	369,300	298,690
PTT PCL, NVDR	1,335,500	1,487,154
Quality Houses PCL, NVDR	5,087,200	329,822
R&B Food Supply PCL, NVDR	29,500	13,600
Raimon Land PCL, NVDR(1)	1,000,000	24,551
Rajthanee Hospital PCL, NVDR	65,600	68,081
Ratch Group PCL, NVDR	58,500	71,418
Ratchthani Leasing PCL, NVDR	998,700	132,800
Regional Container Lines PCL, NVDR	392,100	529,284
Rojana Industrial Park PCL, NVDR	239,200	43,683
RS PCL, NVDR	189,100	87,733
S Hotels & Resorts PCL, NVDR(1)	289,200	38,711
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	44,937
Sabina PCL, NVDR	40,300	27,890
Samart Corp. PCL, NVDR(1)	72,200	12,669
Sansiri PCL, NVDR	5,153,500	171,524
Sappe PCL, NVDR	43,800	45,389
SC Asset Corp. PCL, NVDR	869,800	87,392
SCB X PCL, NVDR(1)	122,700	405,175
SEAFCO PCL, NVDR(1)	16,100	1,730
Sermsang Power Corp. Co. Ltd., NVDR	206,668	59,626
Siam Cement PCL, NVDR	68,400	742,305
Siam City Cement PCL, NVDR	19,500	89,153
Siam Global House PCL, NVDR	418,301	258,018
Siam Makro PCL, NVDR	20,337	22,279
Siamgas & Petrochemicals PCL, NVDR	124,500	42,535
Sikarin PCL, NVDR	21,100	8,873
Singha Estate PCL, NVDR(1)	1,000,000	58,131
Sino-Thai Engineering & Construction PCL, NVDR	676,800	258,506
SNC Former PCL, NVDR	107,500	59,654
Somboon Advance Technology PCL, NVDR	113,400	64,189
SPCG PCL, NVDR	87,000	43,436
Sri Trang Agro-Industry PCL, NVDR	222,500	160,215
Srisawad Corp. PCL, NVDR	223,600	362,048
Srisawad Finance PCL, NVDR	45,700	41,962
Srivichai Vejvivat PCL, NVDR	93,400	29,457
Star Petroleum Refining PCL, NVDR	459,000	163,563
STP & I PCL, NVDR(1)	367,800	46,260
Supalai PCL, NVDR	315,500	188,081
Super Energy Corp. PCL, NVDR	6,494,800	161,132
Synnex Thailand PCL, NVDR	47,100	30,434

Taokaenoi Food & Marketing PCL, NVDR	221,400	50,064
Tata Steel Thailand PCL, NVDR	498,600	20,115
Thai Airways International PCL, NVDR(1)	20,500	1,989
Thai Oil PCL, NVDR	312,400	524,539
Thai Solar Energy PCL, NVDR	212,200	14,249
Thai Union Group PCL, NVDR	1,268,800	637,001
Thai Vegetable Oil PCL, NVDR	222,000	210,719
Thaicom PCL, NVDR	154,300	41,954
Thaifoods Group PCL, NVDR	145,600	21,884
Thanachart Capital PCL, NVDR	70,900	82,881
Thonburi Healthcare Group PCL, NVDR	252,200	552,272
Thoresen Thai Agencies PCL, NVDR	784,800	231,169
Tipco Asphalt PCL, NVDR	270,600	132,820
Tisco Financial Group PCL, NVDR	63,900	171,209
TMBThanachart Bank PCL, NVDR	1,642,100	60,805
TOA Paint Thailand PCL, NVDR	71,800	60,180
Total Access Communication PCL, NVDR	54,400	68,200
TPI Polene PCL, NVDR	1,342,100	63,083
TPI Polene Power PCL, NVDR	537,300	58,400
TQM Corp. PCL, NVDR	52,800	73,525
True Corp. PCL, NVDR	4,123,500	529,353
TTW PCL, NVDR	157,600	50,648
U City PLC, NVDR(1)	3,088,800	128,882
Unique Engineering & Construction PCL, NVDR(1)	129,200	18,804
United Paper PCL, NVDR	45,600	22,499
Univentures PCL, NVDR	191,000	16,509
Vanachai Group PCL, NVDR	117,200	29,125
VGI PCL, NVDR	194,070	30,319
WHA Corp. PCL, NVDR	441,900	41,271
Workpoint Entertainment PCL, NVDR	45,500	31,581
		32,391,394
Turkey — 0.5%
AG Anadolu Grubu Holding AS	7,413	18,000
Akbank T.A.S.	665,465	337,705
Aksa Akrilik Kimya Sanayii AS	43,628	155,011
Aksa Enerji Uretim AS(1)	67,604	86,958
Aksigorta AS(1)	58,452	11,260
Alarko Holding AS	3,511	6,400
Albaraka Turk Katilim Bankasi AS(1)	199,590	16,173
Anadolu Anonim Turk Sigorta Sirketi(1)	49,944	17,360
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	24,367
Aselsan Elektronik Sanayi Ve Ticaret AS	54,650	81,392
Aygaz AS	17,880	39,040
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	27,645
Bera Holding AS(1)(2)	134,336	82,467
BIM Birlesik Magazalar AS	50,124	251,972
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	4,058
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	5,491
Cimsa Cimento Sanayi VE Ticaret AS	2,951	6,382
Coca-Cola Icecek AS	22,819	181,008
Dogan Sirketler Grubu Holding AS	93,300	22,626
Dogus Otomotiv Servis ve Ticaret AS	10,857	45,974
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	3,013
Enerjisa Enerji AS	111,018	100,177
Eregli Demir ve Celik Fabrikalari TAS	180,294	375,135

Ford Otomotiv Sanayi AS	4,847	91,086
Goodyear Lastikleri TAS(1)	456	273
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	35,254	18,263
GSD Holding AS(1)	143,314	37,826
Gubre Fabrikalari TAS(1)	5,436	25,396
Haci Omer Sabanci Holding AS	216,220	280,260
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	33,311	41,408
Is Finansal Kiralama AS(1)	128,833	30,583
Is Yatirim Menkul Degerler AS	27,641	32,885
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	382,092	343,119
KOC Holding AS	125,777	307,944
Koza Altin Isletmeleri AS(1)	7,429	89,481
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	117,486
Logo Yazilim Sanayi Ve Ticaret AS	1,540	3,794
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	9,064	21,883
Migros Ticaret AS(1)	28,022	76,043
MLP Saglik Hizmetleri AS(1)	23,137	49,495
NET Holding AS(1)	41,981	32,982
Nuh Cimento Sanayi AS	8,333	29,919
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	226,375	37,961
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,892	49,575
Pegasus Hava Tasimaciligi AS(1)	8,451	73,345
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	1,060	28,938
Petkim Petrokimya Holding AS(1)	208,304	125,898
Sasa Polyester Sanayi AS(1)	18,108	39,981
Sekerbank Turk AS(1)	6,054	472
Selcuk Ecza Deposu Ticaret ve Sanayi AS	14,657	11,851
Sok Marketler Ticaret AS	77,870	63,681
TAV Havalimanlari Holding AS(1)	51,753	143,240
Tekfen Holding AS	23,085	27,691
Tofas Turk Otomobil Fabrikasi AS	13,715	63,370
Turk Hava Yollari AO(1)	185,533	564,406
Turk Traktor ve Ziraat Makineleri AS	5,674	83,829
Turkcell Iletisim Hizmetleri AS, ADR	85,503	256,509
Turkiye Halk Bankasi AS(1)	139,732	49,340
Turkiye Is Bankasi AS, C Shares	474,613	312,724
Turkiye Petrol Rafinerileri AS(1)	33,271	539,782
Turkiye Sinai Kalkinma Bankasi AS(1)	616,866	83,358
Turkiye Sise ve Cam Fabrikalari AS	128,771	164,656
Turkiye Vakiflar Bankasi TAO, D Shares(1)	179,737	46,796
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	7,628
Vestel Elektronik Sanayi ve Ticaret AS	11,329	18,616
Yapi ve Kredi Bankasi AS	571,144	160,585
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	30,757	26,220
Zorlu Enerji Elektrik Uretim AS(1)	3,170	407
		6,510,599
TOTAL COMMON STOCKS (Cost $1,304,034,255)		1,285,626,607
RIGHTS†
China†
Zhong An Group Ltd.(1)	2,207	3
Malaysia†
Yinson Holdings Bhd(1)	207,600	49,784
South Korea†
Ecopro BM Co. Ltd.(1)	54	6,744

Thailand†
Ratch Group PCL(1)		29,250	3,419
TOTAL RIGHTS (Cost $—)			59,950
WARRANTS†
Malaysia†
Eco World Development Group Bhd(1)		120,380	3,162
PESTECH International Bhd(1)		18,662	916
			4,078
Thailand†
Aqua W3 R(1)		878,650	2,311
MBK PCL(1)		7,224	2,386
Minor International PCL, NVDR(1)		1	—
TMBThanachart Bank PCL(1)		16,421	182
VGI PCL(1)		44,070	399
			5,278
TOTAL WARRANTS (Cost $—)			9,356
CORPORATE BONDS†
India†
Britannia Industries Ltd., (Acquired 5/25/21, Cost $1,668), 5.50%, 6/3/24(3) (Cost $1,668)	INR	121,365	1,526
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio(4) (Cost $16,803,114)		16,803,114	16,803,114
TOTAL SHORT-TERM INVESTMENTS (Cost $16,803,114)			16,803,114
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,320,839,037)			1,302,500,553
OTHER ASSETS AND LIABILITIES — (1.1)%			(14,390,007)
TOTAL NET ASSETS — 100.0%			$1,288,110,546

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.7%
Information Technology	18.8%
Materials	12.7%
Consumer Discretionary	12.3%
Industrials	9.3%
Communication Services	7.2%
Energy	5.7%
Consumer Staples	5.3%
Health Care	3.4%
Utilities	3.4%
Real Estate	2.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $70,994,352. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,526, which represented less than 0.05% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $76,471,621, which includes securities collateral of $59,668,507.
(5)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	47,721,008	37,958,285	—
Chile	2,533,701	5,426,044	—
China	81,074,890	270,839,620	—
Colombia	1,568,043	1,945,312	—
India	17,014,813	179,261,023	—
Indonesia	2,759,018	25,521,191	—
Mexico	10,874,776	22,214,789	—
Peru	3,380,816	—	—
Philippines	493,336	10,970,690	—
Russia	2,444	108,727	—
South Africa	10,199,289	45,199,408	—
South Korea	13,478,431	172,727,611	—
Taiwan	41,545,363	196,596,227	—
Turkey	256,509	6,254,090	—
Other Countries	—	77,701,153	—
Rights	—	59,950	—
Warrants	—	9,356	—
Corporate Bonds	—	1,526	—
Short-Term Investments	16,803,114	—	—
	249,705,551	1,052,795,002	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.